SEMI-ANNUAL REPORT AS OF
JULY 31, 1998 (UNAUDITED)

[Logo Omitted]

SEI DAILY
INCOME TRUST



================================================================================
Money Market Portfolio
================================================================================
Government Portfolio
================================================================================
Government II Portfolio
================================================================================
Prime Obligation Portfolio
================================================================================
Treasury Portfolio
================================================================================
Treasury II Portfolio
================================================================================
Short-Duration Government Portfolio
================================================================================
Intermediate-Duration Government Portfolio
================================================================================
GNMA Portfolio
================================================================================
Corporate Daily Income Portfolio
================================================================================


SEI
INVESTMENTS
The art of people.
The science of results.

TABLE OF CONTENTS
================================================================================



STATEMENT OF NET ASSETS..............................................     1
STATEMENT OF OPERATIONS..............................................    16
STATEMENT OF CHANGES IN NET ASSETS...................................    18
FINANCIAL HIGHLIGHTS.................................................    22

STATEMENT OF NET ASSETS
================================================================================
SEI DAILY INCOME TRUST -- JULY 31, 1998 (UNAUDITED)


MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
                                       FACE
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER -- 47.8%
   FINANCIAL SERVICES -- 47.8%
   Aesop Funding Corporation
     5.560%, 08/12/98                 $  8,965     $ 8,950
     5.580%, 08/21/98                   17,600      17,545
   Associates of North America
     5.530%, 09/21/98                   15,000      14,882
   Enterprise Funding Corporation
     5.540%, 08/20/98                   13,589      13,549
   Eureka Securities Incorporated
     5.540%, 08/31/98                   25,000      24,885
   Falcon Asset Securitization
     5.550%, 08/03/98                   10,050      10,047
   General Motors Acceptance
     Corporation
     5.560%, 08/17/98                   10,000       9,975
     5.540%, 08/21/98                   25,000      24,923
   Greyhawk Funding Corporation
     5.540%, 09/22/98                   10,000       9,920
   Island Finance of Puerto Rico
     5.550%, 08/13/98                   16,970      16,939
   Merrill Lynch and Company
     Incorporated
     5.520%, 09/09/98                   30,000      29,821
   Mont Blanc Capital
     5.580%, 08/21/98                   15,000      14,953
   New Center Asset Trust
     5.530%, 09/15/98                   25,000      24,827
   Park Avenue Receivables
     5.550%, 09/03/98                   11,870      11,810
     5.530%, 09/09/98                   10,006       9,946
     5.540%, 09/18/98                   10,736      10,657
   Peacock Funding
     5.530%, 09/08/98                    5,000       4,971
   Prefco
     5.570%, 08/13/98                   10,000       9,981
   Rose Funding Incorporated
     5.560%, 08/20/98                   19,279      19,222
     5.570%, 09/01/98                   12,052      11,994
                                                  --------
Total Commercial Paper
   (Cost $299,797)                                 299,797
                                                  --------

FLOATING RATE INSTRUMENTS -- 26.7%
   Allstate Corporation (A)
     5.758%, 10/01/98                   15,000      15,000
   American Express Centurion (A)
     5.596%, 08/26/98                   20,000      20,000

--------------------------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Comerica Bank (A)
     5.536%, 08/13/98                  $25,000    $ 24,986
   Key Bank of New York (A)
     5.660%, 08/01/98                   20,000      20,000
   People's Security Life Insurance
     Company (A)
     5.770%, 08/01/98                   15,000      15,000
     5.820%, 08/01/98                    7,000       7,000
   PNC Bank (A)
     5.548%, 08/01/98                   10,000       9,994
     5.600%, 08/01/98                   25,000      24,997
   Travelers Insurance (A)
     5.738%, 09/01/98                   10,000      10,000
   Triangle Funding LTD (A)
     5.688%, 10/15/98                   20,000      20,000
                                                  --------
Total Floating Rate Instruments
   (Cost $166,977)                                 166,977
                                                  --------

CERTIFICATES OF DEPOSIT/BANK NOTES -- 28.6%
   BANKS -- 26.2%
   Bank of America
     5.630%, 02/26/99                   20,000      19,996
   BankBoston North America
     5.590%, 10/13/98                   10,000      10,000
   Bankers Trust
     6.000%, 12/10/98                   10,000      10,000
   Barclays Bank of New York
     5.530%, 02/23/99                   16,000      15,995
   Chase Manhattan Corporation
     5.700%, 07/02/99                   15,000      14,991
   Comerica Bank
     5.970%, 10/27/98                    5,000       4,999
   Credit Agricole New York
     5.730%, 05/26/99                   15,000      14,992
   National Bank of Canada
     5.800%, 05/12/99                   12,000      11,995
   Societe General
     5.910%, 09/04/98                    5,000       5,000
     5.680%, 03/22/99                   11,750      11,747
   Svenska Handels New York
     5.740%, 06/01/99                   14,500      14,492
   Swiss Bank Corporation
     5.650%, 03/24/99                   10,000       9,996
   Wilmington Trust
     5.750%, 07/12/99                   20,000      20,000
                                                  --------
                                                   164,203
                                                  --------




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                                                               1

STATEMENT OF NET ASSETS
================================================================================
SEI DAILY INCOME TRUST -- JULY 31, 1998 (UNAUDITED)


MONEY MARKET PORTFOLIO (concluded)
--------------------------------------------------------------------------------
                                       FACE
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   FINANCIAL SERVICES -- 2.4%
   Fleet Funding Corporation
     5.540%, 08/14/98                  $15,000   $ 14,970
                                                 --------
Total Certificates of Deposit/Bank Notes
(Cost $179,173)                                   179,173
                                                 --------

CORPORATE BONDS -- 2.4%
   BANKS -- 2.4%
   Abbey National PLC
     5.875%, 12/22/98                   15,000     15,007
                                                 --------
Total Corporate Bonds
   (Cost $15,007)                                  15,007
                                                 --------
TOTAL INVESTMENTS -- 105.5%
   (Cost $660,954)                                660,954
                                                 --------
OTHER ASSETS AND LIABILITIES -- (5.5%)
   Other Assets and Liabilities, Net              (34,355)
                                                 --------










--------------------------------------------------------------------------------
DESCRIPTION                                     VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class A (unlimited
 authorization -- no par value) based
 on 505,316,612 outstanding shares of
 beneficial interest                                $505,317
Portfolio Shares of Class B (unlimited
 authorization -- no par value) based on
 1,972,002 outstanding shares of
 beneficial interest                                   1,972
Portfolio Shares of Class C (unlimited
 authorization -- no par value) based on
 118,922,342 outstanding shares of
 beneficial interest                                 118,922
Portfolio Shares of Sweep Class
 (unlimited authorization -- no par value)
  based on 457,201 outstanding shares of
  beneficial interest                                    457
Overdistributed net investment income                     (7)
Accumulated net realized loss
   on investments                                        (62)
                                                   ---------
TOTAL NET ASSETS -- 100.0%                          $626,599
                                                   =========
 NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                          $1.00
                                                   =========
 NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS B                          $1.00
                                                   =========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS C                          $1.00
                                                   =========
 NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- SWEEP CLASS                      $1.00
                                                   =========

(A) FLOATING RATE INSTRUMENT. RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JULY 31, 1998.THE DATE
         SHOWN IS THE LONGER OF THE RESET DATE OR THE DEMAND DATE.
PLC      PUBLIC LIMITED COMPANY

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
2

GOVERNMENT PORTFOLIO
--------------------------------------------------------------------------------
                                       FACE
DESCRIPTION                        AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 27.0%
   FFCB
     5.700%, 11/03/98                  $25,000    $ 24,996
   FHLB
     5.700%, 09/10/98                   15,000      14,998
     7.640%, 09/21/98                    5,000       5,012
     5.560%, 09/22/98 (A)               60,000      59,991
     5.700%, 10/23/98                   15,000      14,996
     5.810%, 11/04/98                   20,060      20,057
     5.482%, 12/17/98 (A)               13,500      13,497
     5.835%, 12/17/98                   30,000      29,994
     5.800%, 12/18/98                    5,000       5,000
     5.570%, 03/09/99                   11,440      11,438
     5.560%, 03/25/99                   10,000       9,996
     5.665%, 05/07/99                    4,000       3,999
   FHLMC
     5.525%, 08/03/98                   10,000       9,997
     5.370%, 02/26/99                   24,000      23,977
     5.605%, 03/12/99                   10,000      10,000
     5.490%, 04/30/99                   20,000      19,972
   FNMA (A)
     5.233%, 08/25/98                   22,000      22,000
   SLMA
     5.820%, 09/16/98                   13,000      12,999
     5.400%, 02/10/99                   37,700      37,681
                                                  --------
Total U.S. Government Agency Obligations
   (Cost $350,600)                                 350,600
                                                  --------

REPURCHASE AGREEMENTS -- 73.0%
   C.S. First Boston Corporation (B)
     5.690%, dated 07/31/98, matures
     08/03/98, repurchase price $151,071,599
     (collateralized by various U.S. Treasury
     Notes ranging in par value $48,110,000-
     $139,147,000, 5.625%-5.750%,
     04/30/00-04/30/03; with total
     market value of $155,487,000)       151,000   151,000
   Goldman Sachs (B)
     5.690%, dated 07/31/98, matures
     08/03/98, repurchase price $279,732,577
     (collateralized by various U.S. Government
     obligations ranging in par value
     $15,500,000-$116,489,034, 0.000%-7.952%,
     01/01/05- 07/01/28; with total
     market value of $285,192,000)       279,600   279,600

--------------------------------------------------------------------------------
                                      FACE
     DESCRIPTION                  AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Greenwich Capital (B)
     5.690%, dated 07/31/98, matures
     08/03/98, repurchase price
     $90,042,675 (collateralized by
     various U.S. Government
     Obligations ranging in par
     value $8,390-$106,485,000,
     08/01/23-02/01/28; with total
     market value of $91,800,511)       $ 90,000  $ 90,000
   J.P. Morgan (B)
     5.600%, dated 07/31/98, matures
     08/03/98, repurchase price $53,925,153
     (collateralized by various U.S.
     Government obligations ranging
     in par value $3,860,928-$45,075,465,
     6.000%-7.500%, 08/01/27- 03/01/28;
     with total market value
     of $54,978,001)                      53,900    53,900
   J.P. Morgan (B)
     5.680%, dated 07/31/98, matures
     08/03/98, repurchase price $60,028,400
     (collateralized by U.S. Government
     obligation par value $61,237,000,
     0.000%, 08/03/98; with total market
     value of $61,200,197)                60,000    60,000
   Lehman Brothers (B)
     5.670%, dated 07/31/98, matures
     08/03/98, repurchase price
     $111,627,719 (collateralized by
     various U.S. Government
     obligations ranging in par value
     $230,000-$126,290,000, 0.000%-7.500%,
     02/23/01- 09/15/23; with total market
     value of $113,793,500)              111,575    111,575
   Walburg Dillon Read (B)
     5.670%, dated 07/31/98, matures
     08/03/98, repurchase price
     $200,094,500 (collateralized by
     U.S. Government obligation par
     value $220,979,000, 7.000%,
     07/01/27; with total market
     value of $205,238,000)              200,000    200,000
                                                  ---------
Total Repurchase Agreements
   (Cost $946,075)                                  946,075
                                                  ---------
TOTAL INVESTMENTS -- 100.0%
   (Cost $1,296,675)                              1,296,675
                                                  ---------
OTHER ASSETS AND LIABILITIES -- (0.0%)
   Other Assets and Liabilities, Net                   (209)
                                                  ---------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
================================================================================
SEI DAILY INCOME TRUST -- JULY 31, 1998 (UNAUDITED)


GOVERNMENT PORTFOLIO (concluded)
--------------------------------------------------------------------------------
DESCRIPTION                                    VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class A (unlimited
 authorization -- no par value)
 based on 163,788,734 outstanding
 shares of beneficial interest                $   163,789
Portfolio Shares of Class B (unlimited
 authorization -- no par value) based on
 39,013,717 outstanding shares of
 beneficial interest                               39,014
Portfolio Shares of Class C (unlimited
 authorization -- no par value) based on
 71,323,435 outstanding shares
 of beneficial interest                            71,323
Portfolio Shares of CNI Class (unlimited
 authorization -- no par value) based on
 1,020,412 outstanding shares of
 beneficial interest                            1,020,412
Portfolio Shares of Sweep Class
 (unlimited authorization -- no par
 value) based on 2,055 outstanding
 shares of beneficial interest                      2,055
Undistributed net investment income                    26
Accumulated net realized loss
   on investments                                    (153)
                                               ----------
TOTAL NET ASSETS -- 100.0%                     $1,296,466
                                               ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                       $1.00
                                               ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS B                       $1.00
                                               ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS C                       $1.00
                                               ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CNI CLASS                     $1.00
                                               ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- SWEEP CLASS                   $1.00
                                               ==========

(A) FLOATING RATE INSTRUMENT. THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JULY 31, 1998. THE DATE SHOWN IS THE LONGER OF THE RESET DATE OR THE DEMAND DATE.
(B)    TRI-PARTY REPURCHASE AGREEMENT
FFCB   FEDERAL FARM CREDIT BANK
FHLB   FEDERAL HOME LOAN BANK
FHLMC  FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA   FEDERAL NATIONAL MORTGAGE ASSOCIATION
SLMA   STUDENT LOAN MARKETING ASSOCIATION


GOVERNMENT II PORTFOLIO
--------------------------------------------------------------------------------
                                         FACE
DESCRIPTION                          AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 99.8%
   FFCB
     5.489%, 08/01/98 (A)             $ 50,000    $ 49,974
     5.570%, 08/01/98 (A)               25,000      25,000
     5.620%, 08/03/98                   93,025      92,997
     5.700%, 11/03/98                   25,000      24,996
   FHLB
     5.620%, 08/03/98                  301,810     301,719
     5.426%, 08/04/98 (A)              100,000      99,999
     5.519%, 08/14/98                   54,000      53,894
     5.525%, 08/14/98                   16,395      16,363
     5.548%, 08/28/98                   25,000      24,898
     5.700%, 09/10/98                   10,000       9,998
     5.800%, 09/18/98                    4,010       4,010
     5.560%, 09/22/98 (A)               40,000      39,994
     5.810%, 11/04/98                   10,000       9,999
     5.835%, 12/17/98                   10,000       9,998
     5.435%, 02/02/99                   20,000      19,985
     5.570%, 03/09/99                   25,000      24,996
     5.560%, 03/25/99                    7,000       6,997
     5.723%, 05/05/99                   10,000      10,000
     5.695%, 05/06/99                   10,000       9,996
   SLMA
     5.273%, 08/02/98 (A)               30,000      30,000
     5.263%, 08/08/98 (A)               44,450      44,451
     5.820%, 09/16/98                   10,000      10,000
     5.400%, 02/10/99                   20,000      19,987
                                                  --------
Total U.S. Government Agency Obligations
   (Cost $940,251)                                 940,251
                                                  --------
TOTAL INVESTMENTS -- 99.8%
   (Cost $940,251)                                 940,251
                                                  --------
OTHER ASSETS AND LIABILITIES -- 0.2%
   Other Assets and Liabilities, Net                 1,490
                                                  --------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
4

================================================================================



--------------------------------------------------------------------------------
DESCRIPTION                                     VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class A
(unlimited authorization -- no
 par value) based on 849,721,362
 outstanding shares of beneficial
 interest                                         $ 849,721
Portfolio Shares of Class B
 (unlimited authorization -- no
 par value) based on 44,878,737
 outstanding shares of beneficial
 interest                                            44,879
Portfolio Shares of Class C
 (unlimited authorization -- no
 par value) based on 47,384,783
 outstanding shares of beneficial
 interest                                            47,385
Undistributed net investment income                      32
Accumulated net realized loss
   on investments                                      (276)
                                                  ---------
TOTAL NET ASSETS -- 100.0%                        $ 941,741
                                                  =========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                         $1.00
                                                  =========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS B                         $1.00
                                                  =========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS C                         $1.00
                                                  =========

(A) FLOATING RATE INSTRUMENT. THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JULY 31, 1998. THE DATE SHOWN IS THE LONGER OF THE RESET DATE OR THE DEMAND DATE.
FFCB     FEDERAL FARM CREDIT BANK
FHLB     FEDERAL HOME LOAN BANK
SLMA     STUDENT LOAN MARKETING ASSOCIATION

PRIME OBLIGATION PORTFOLIO
--------------------------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER -- 49.4%
 BANK HOLDING COMPANIES -- 3.2%
 Bankers Trust New York
     5.771%, 11/18/98                 $ 25,000     $ 24,581
   Fleet Funding
     5.520%, 08/12/98                   37,387       37,324
     5.550%, 08/14/98                   23,989       23,941
     5.530%, 08/26/98                   32,473       32,348
                                                   --------
                                                    118,194
                                                   --------
   FINANCIAL SERVICES -- 41.2%
   Aesop Funding Corporation
     5.560%, 08/14/98                   37,700       37,624
     5.570%, 08/20/98                   28,200       28,117
     5.580%, 08/20/98                   20,000       19,941
     5.560%, 09/25/98                   48,100       47,691
   American Express Credit Corporation
     5.580%, 08/19/98                   21,100       21,041
   Associates of North America
     5.530%, 09/21/98                   20,000       19,843
   Bear Stearns Incorporated
     5.540%, 09/14/98                  100,000       99,323
   Centric Capital Corporation
     5.550%, 08/06/98                   32,033       32,008
     5.570%, 08/24/98                   14,166       14,116
     5.580%, 08/28/98                   50,000       49,791
   Ciesco LP
     5.530%, 08/17/98                   25,000       24,939
     5.520%, 08/26/98                   23,000       22,912
   Columbia University
     5.530%, 09/24/98                   15,125       15,000
   Corporate Asset Funding Corporation
     5.580%, 08/26/98                   35,000       34,864
     5.550%, 09/11/98                   30,159       29,968
   Corporate Receivable Corporation
     5.650%, 08/26/98                    8,200        8,168
     5.550%, 08/27/98                   26,200       26,095
     5.580%, 08/27/98                   25,000       24,899
   Delaware Funding Corporation
     5.540%, 08/17/98                   43,492       43,385
     5.560%, 09/14/98                   20,289       20,151
   Enterprise Funding Corporation
     5.540%, 08/17/98                   43,163       43,057
   Falcon Asset Securitization
     5.540%, 08/17/98                   37,430       37,338
     5.580%, 08/28/98                   38,615       38,453
     5.550%, 09/21/98                    6,000        5,953
   General Electric Capital Corporation
     5.390%, 08/10/98                   25,000       24,966
     5.380%, 08/17/98                   40,000       39,904
     5.520%, 09/14/98                   25,000       24,831
   Goldman Sachs Group LP
     5.540%, 08/26/98                  100,000       99,615

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
================================================================================
SEI DAILY INCOME TRUST -- JULY 31, 1998 (UNAUDITED)


PRIME OBLIGATION PORTFOLIO (concluded)
--------------------------------------------------------------------------------
                                        FACE
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   GTE Funding Incorporated
     5.560%, 08/12/98                $   9,165   $   9,149
     5.590%, 08/25/98                   20,000      19,926
   Island Finance Puerto Rico
     5.600%, 09/08/98                   13,700      13,619
     5.550%, 09/10/98                    7,600       7,553
     5.520%, 10/21/98                   18,000      17,776
   Kitty Hawk Funding Corporation
     5.650%, 08/17/98                   33,989      33,904
     5.738%, 09/21/98                   25,675      25,475
     5.550%, 10/29/98                   20,000      19,726
     5.495%, 02/26/99                   25,000      24,202
     5.500%, 02/26/99                   41,000      39,691
   Merrill Lynch and Company
     Incorporated
     5.530%, 08/17/98                   25,000      24,939
     5.530%, 08/26/98                   45,000      44,827
   Metlife Funding
     5.520%, 08/17/98                   31,843      31,765
   New Center Asset Trust
     5.530%, 09/15/98                   91,500      90,867
   Norwest Financial Incorporated
     5.560%, 09/15/98                   50,000      49,653
   Park Avenue Receivables
     5.550%, 08/17/98                   43,797      43,689
     5.550%, 08/28/98                   21,606      21,516
     5.580%, 08/28/98                   25,110      25,005
     5.530%, 09/14/98                   34,714      34,479
   Preferred Receivables Funding
     5.540%, 08/12/98                   15,450      15,424
                                                ----------
                                                 1,527,178
                                                ----------
   INDUSTRIAL -- 4.1%
   E.I. Dupont de Nemours
     5.510%, 08/17/98                   25,000      24,939
   General Motors Acceptance
     Corporation
     5.540%, 08/21/98                  100,000      99,692
     5.540%, 08/24/98                   25,000      24,912
                                                ----------
                                                   149,543
                                                ----------
   INSURANCE -- 0.9%
   Allstate Corporation
     5.560%, 08/31/98                   33,000      32,847
                                                ----------
Total Commercial Paper
   (Cost $1,827,762)                             1,827,762
                                                ----------


CERTIFICATES OF DEPOSIT/BANK NOTES -- 16.9%
   Bank of New York
     5.602%, 02/25/99                   18,000      17,985
     5.570%, 03/17/99                   73,600      73,542

--------------------------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Bank One Wisconsin
     5.550%, 02/26/99                $  46,000    $ 45,985
   BankBoston
     5.590%, 10/13/98                   25,000      25,000
   Bankers Trust
     5.640%, 09/11/98 (A)               45,000      44,978
     5.680%, 03/09/99                   23,000      22,991
     5.770%, 04/28/99                   30,000      29,990
   Comerica Incorporated
     5.970%, 10/27/98                   62,500      62,494
   First Chicago National Bank
     5.740%, 05/07/99                   30,500      30,486
   First NBD Corporation of Chicago
     5.870%, 08/28/98                   85,000      84,996
   Huntington National Bank
     5.740%, 05/05/99                   25,000      24,991
   Key Bank
     5.900%, 09/17/98                   15,000      14,999
   Regions Bank
     5.770%, 05/21/99                   43,500      43,490
   Wilmington Trust
     5.900%, 04/30/99                   34,500      34,500
     5.850%, 05/17/99                   50,000      50,000
     5.750%, 07/12/99                   20,000      20,000
                                                  --------
Total Certificates of Deposit/Bank Notes
(Cost $626,427)                                    626,427
                                                  --------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 5.7%
   FNMA (A)
     5.233%, 08/04/98                  100,000     100,000
   SLMA (A)
     5.263%, 08/04/98                   17,000      17,000
     5.271%, 08/04/98                   47,600      47,600
     5.291%, 08/04/98                   30,000      30,001
     5.314%, 08/04/98                   16,000      16,000
                                                  --------
Total U.S. Government Agency Obligations
   (Cost $210,601)                                 210,601
                                                  --------

CORPORATE OBLIGATIONS -- 17.4%
   BANKS -- 5.5%
   Key Bank (A)
     5.690%, 12/15/98                  100,000      99,996
   PNC Bank NA Funding
     Corporation (A)
     5.600%, 09/23/98                  102,600     102,590
                                                  --------
                                                   202,586
                                                  --------
   FINANCIAL SERVICES -- 6.0%
   ABS Investment Trust 97 (A)
     5.656%, 08/17/98                   20,000      20,000
   Associates Corporation of
     North America
     8.800%, 08/01/98                   19,000      19,000

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

================================================================================



--------------------------------------------------------------------------------
                                       FACE
DESCRIPTION                        AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   CIT Group Holdings (A)
     5.590%, 09/30/98                  $ 100,000  $ 99,986
   General Electric Capital
     7.875%, 09/15/98                   30,000      30,069
   J.P. Morgan & Company
     5.750%, 03/10/99                   20,000      20,000
   SMM Trust 98-L (A)
     5.668%, 08/28/98                   35,000      35,000
                                                 ---------
                                                   224,055
                                                 ---------
   INSURANCE -- 5.9%
   Allstate Corporation
     5.758%, 09/30/98                   35,000      35,000
   Allstate Corporation (A)
     5.753%, 08/03/98                   15,000      15,000
   People's Security Life Insurance (A)
     5.820%, 08/03/98                   73,000      73,000
     5.770%, 10/01/98                   35,000      35,000
   Travelers Insurance Company (A)
     5.738%, 10/02/98                   40,000      40,000
     5.738%, 06/01/99                   20,000      20,000
                                                 ---------
                                                   218,000
                                                 ---------
Total Corporate Obligations
   (Cost $644,641)                                 644,641
                                                 ---------

REPURCHASE AGREEMENTS -- 10.3%
   C.S. First Boston Corporation (B)
     5.690%, dated 07/31/98, matures
     08/03/98, repurchase price
     $59,027,976 (collateralized
     by U.S. Treasury Notes par
     value $125,960,000, 5.750%,
     04/30/03; with total
     market value of $128,754,419)      59,000      59,000
   Goldman Sachs (B)
     5.690%, dated 07/31/98, matures
     08/03/98, repurchase price
     $323,553,346 (collateralized
     by various U.S. Government
     obligations ranging in par value
     $1,567,061-$85,525,000,
     0.000%-9.000%, 11/01/00-07/01/28;
     with total market value
     of $329,868,000)                   323,400    323,400
                                                 ---------
Total Repurchase Agreements
   (Cost $382,400)                                 382,400
                                                 ---------
TOTAL INVESTMENTS -- 99.7%
   (Cost $3,691,831)                             3,691,831
                                                 ---------
OTHER ASSETS AND LIABILITIES -- 0.3%
   Other Assets and Liabilities, Net                12,904
                                                 ---------


--------------------------------------------------------------------------------
DESCRIPTION                                     VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class A (unlimited
 authorization -- no par value) based on
 3,094,734,785 outstanding shares
 of beneficial interest                          $3,094,735
Portfolio Shares of Class B (unlimited
 authorization -- no par value) based on
 350,084,895 outstanding shares of
 beneficial interest                                350,085
Portfolio Shares of Class C (unlimited
 authorization -- no par value) based on
 260,070,278 outstanding shares
 of beneficial interest                             260,070
Portfolio Shares of Sweep Class
 (unlimited authorization -- no
 par value) based
 on 87,982 outstanding shares
 of beneficial interest 88
Overdistributed net investment income                   (29)
Accumulated net realized loss
 on investments                                        (214)
                                                 ----------
TOTAL NET ASSETS -- 100.0%                       $3,704,735
                                                 ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                         $1.00
                                                 ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS B                         $1.00
                                                 ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS C                         $1.00
                                                 ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- SWEEP CLASS                     $1.00
                                                 ==========

(A) FLOATING RATE INSTRUMENT. RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JULY 31, 1998. THE DATE SHOWN IS THE LONGER OF THE RESET DATE OR THE DEMAND DATE.
(B)      TRI-PARTY REPURCHASE AGREEMENT
FNMA     FEDERAL NATIONAL MORTGAGE ASSOCIATION
SLMA     STUDENT LOAN MARKETING ASSOCIATION





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
================================================================================
SEI DAILY INCOME TRUST -- JULY 31, 1998 (UNAUDITED)



TREASURY PORTFOLIO
--------------------------------------------------------------------------------
                                       FACE
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 26.3%
   U.S. Treasury Notes
     6.125%, 08/31/98                  $ 6,500    $  6,502
     6.000%, 09/30/98                    7,000       7,002
     5.875%, 10/31/98                    9,000       9,004
     5.125%, 12/31/98                    6,000       5,986
     5.750%, 12/31/98                    6,000       6,001
     5.875%, 03/31/99                   11,000      11,027
     6.250%, 03/31/99                   36,000      36,174
     6.375%, 04/30/99                   17,000      17,099
     6.000%, 06/30/99                    7,000       7,031
                                                  --------
Total U.S. Treasury Obligations
   (Cost $105,826)                                 105,826
                                                  --------

REPURCHASE AGREEMENTS -- 73.8%
   C.S. First Boston (A)
     5.620%, dated 07/31/98, matures
     08/03/98, repurchase price
     $70,332,783 (collateralized
     by U.S. Treasury Bond par
     value $45,543,000, 10.625%,
     08/15/15; with total market
     value $71,558,183)                 70,000      70,000
   Goldman Sachs (A)
     5.580%, dated 07/31/98, matures
     08/03/98, repurchase price
     $71,333,155 (collateralized
     by U.S. Treasury Note par
     value $72,806,000, 5.375%,
     06/30/03; with total market
     value $72,726,121)                  71,300     71,300
   Greenwich Capital (A)
     5.640%, dated 07/31/98, matures
     08/03/98, repurchase price
     $50,023,500 (collateralized by
     U.S. Treasury Bond par value
     $51,000,000, 3.625%, 04/15/28;
     with total market value
     of $51,002,736)                     50,000     50,000
   J.P. Morgan (A)
     5.680%, dated 07/31/98, matures
     08/03/98, repurchase price
     $10,605,017 (collateralized by
     U.S. Treasury Bill par value
     $11,385,000, 0.000%,
     07/22/99; with total market
     value of $10,812,505)                10,600    10,600
   Lehman Brothers (A)
     5.580%, dated 07/31/98, matures
     08/03/98, repurchase price
     $15,006,975 (collateralized
     by U.S. Treasury Note par
     value $15,454,000, 5.500%,
     11/15/98; with total market value
     of $51,002,736)                      15,000    15,000








--------------------------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Walburg Dillon Read (A)
     5.640%, dated 07/31/98, matures
     08/03/98, repurchase price
     $80,037,600 (collateralized by
     various U.S. Government obligations
     ranging in par value $16,342,000-
     $220,979,000, 7.000%-9.875%, 11/15/15-
     07/01/27; with total market
     value $86,265,000)               $ 80,000        $ 80,000
                                                      --------
Total Repurchase Agreements
   (Cost $296,900)                                     296,900
                                                      --------

TOTAL INVESTMENTS-- 100.1%
   (Cost $402,726)                                     402,726
                                                      --------
OTHER ASSETS AND LIABILITIES -- (0.1%)
   Other Assets and Liabilities, Net                      (435)
                                                      --------

NET ASSETS:
Portfolio Shares of Class A
 (unlimited authorization --
 no par value) based on
 168,295,123 outstanding shares
 of beneficial interest                                168,295
Portfolio Shares of Class B
 (unlimited authorization --
 no par value) based on
 78,202,570 outstanding shares
 of beneficial interest                                 78,203
Portfolio Shares of Class C
 (unlimited authorization --
  no par value) based on
  86,487,202 outstanding shares
  of beneficial interest                                86,487
Portfolio Shares of Sweep Class
 (unlimited authorization --
 no par value) based
 on 69,308,176 outstanding
 shares of beneficial interest                          69,308
Undistributed net investment income                          4
Accumulated net realized loss
   on investments                                           (6)
                                                      --------
TOTAL NET ASSETS -- 100.0%                            $402,291
                                                      ========
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE -- CLASS A                               $1.00
                                                      ========
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE -- CLASS B                               $1.00
                                                      ========
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE -- CLASS C                               $1.00
                                                      ========
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE -- SWEEP CLASS                           $1.00
                                                      ========
(A) TRI-PARTY REPURCHASE AGREEMENT

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
8

================================================================================




TREASURY II PORTFOLIO
--------------------------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 99.3%
   U.S. Treasury Bills
     4.820%, 08/20/98                  $ 1,970    $  1,965
     4.900%, 08/20/98                   15,240      15,201
     4.910%, 08/20/98                    4,660       4,648
     4.920%, 08/20/98                    2,180       2,174
     4.930%, 08/20/98                    4,875       4,862
     4.940%, 08/20/98                      430         429
     4.885%, 09/03/98                   16,615      16,541
     4.945%, 09/03/98                   21,820      21,721
     4.940%, 09/17/98                   11,465      11,391
     4.975%, 10/01/98                    2,090       2,072
     4.950%, 10/08/98                   25,000      24,766
     4.960%, 10/15/98                   50,000      49,483
     4.980%, 10/15/98                   25,000      24,741
     4.995%, 10/15/98                  137,065     135,639
     5.000%, 10/15/98                   25,000      24,740
     4.940%, 10/22/98                   34,815      34,423
     5.015%, 01/07/99                   11,000      10,757
   U.S. Treasury Notes
     4.750%, 08/31/98                  270,000     269,876
     6.125%, 08/31/98                   21,602      21,614
     6.000%, 09/30/98                  160,000     160,181
                                                  --------
Total U.S. Treasury Obligations
   (Cost $837,224)                                 837,224
                                                  --------
TOTAL INVESTMENTS -- 99.3%
   (Cost $837,224)                                 837,224
                                                  --------
OTHER ASSETS AND LIABILITIES -- 0.7%
   Other Assets and Liabilities, Net                 5,752
                                                  --------



--------------------------------------------------------------------------------
DESCRIPTION                                     VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class A
 (unlimited authorization -- no
 par value) based on
 739,937,861 outstanding shares
 of beneficial interest                           $739,938
Portfolio Shares of Class B
 (unlimited authorization -- no
 par value) based on 89,837,315
 outstanding shares of
 beneficial interest                                89,837
Portfolio Shares of Class C
 (unlimited authorization --
 no par value) based on 13,451,047
 outstanding shares
 of beneficial interest                             13,451
Undistributed net investment income                    195
Accumulated net realized loss
   on investments                                     (445)
                                                  --------
TOTAL NET ASSETS -- 100.0%                        $842,976
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                        $1.00
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS B                        $1.00
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS C                        $1.00
                                                  ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
================================================================================
SEI DAILY INCOME TRUST -- JULY 31, 1998 (UNAUDITED)

SHORT-DURATION
GOVERNMENT PORTFOLIO
--------------------------------------------------------------------------------
                                       FACE         MARKET
DESCRIPTION                        AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
   OBLIGATIONS -- 11.3%
   FHLB
     5.830%, 12/24/99                  $ 5,000     $ 5,010
   FNMA
     5.380%, 01/16/01                    5,000       4,966
                                                   -------
Total U.S. Government Agency Obligations
   (Cost $9,995)                                     9,976
                                                   -------

U.S. TREASURY OBLIGATIONS -- 48.9%
   U.S. Treasury Notes
     5.625%, 12/31/99                   13,000      13,023
     5.500%, 03/31/00                   20,000      20,001
     6.250%, 06/30/02                   10,000      10,055
                                                   -------
Total U.S. Treasury Obligations
   (Cost $43,081)                                   43,079
                                                   -------

U.S. GOVERNMENT MORTGAGE-BACKED
   OBLIGATIONS -- 35.4%FHLMC
   6.500%, 11/01/99-10/01/07             5,063       5,204
   6.000%, 12/15/06-10/15/07             9,000       8,992
   FNMA
     6.500%, 04/01/00-09/01/02           9,523       9,630
     6.000%, 11/25/03                      899         898
   FNMA MTN
     6.240%, 09/07/00                    5,000       5,054
   GNMA
     7.500%, 01/15/11-02/15/11           1,325       1,368
                                                   -------
Total U.S. Government Mortgage-
   Backed Obligations
   (Cost $30,846)                                   31,146
                                                   -------

REPURCHASE AGREEMENT -- 3.9%
   Paine Webber (A)
     5.620%, dated 07/31/98,
     matures 08/03/98, repurchase
     price $3,440,611 (collateralized
     by U.S. Treasury Note, par value
     $3,435,000, 8.500%, 02/15/00;
     with total market value
     of $3,519,742)                      3,439       3,439
                                                   -------
Total Repurchase Agreement
   (Cost $3,439)                                     3,439
                                                   -------
TOTAL INVESTMENTS -- 99.5%
   (Cost $87,361)                                   87,640
                                                   -------
OTHER ASSETS AND LIABILITIES -- 0.5%
   Other Assets and Liabilities, Net                   411
                                                   -------


--------------------------------------------------------------------------------
DESCRIPTION                                     VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class A
 (unlimited authorization --
 no par value) based on
 8,785,300 outstanding shares
 of beneficial interest                            $88,859
Portfolio Shares of Class B
 (unlimited authorization --
 no par value) based on
 1,308 outstanding shares
 of beneficial interest                                 13
Undistributed net investment income                     21
Accumulated net realized loss
   on investments                                   (1,121)
Net unrealized appreciation
   on investments                                      279
                                                   -------
TOTAL NET ASSETS -- 100.0%                         $88,051
                                                   =======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                       $10.02
                                                   =======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS B                       $10.03
                                                   =======
(A)      TRI-PARTY REPURCHASE AGREEMENT
FHLB     FEDERAL HOME LOAN BANK
FHLMC    FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA     FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MTN      MEDIUM TERM NOTE






THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
10

================================================================================



INTERMEDIATE-DURATION
GOVERNMENT PORTFOLIO
--------------------------------------------------------------------------------
                                       FACE          MARKET
DESCRIPTION                        AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 47.7%
   U.S. Treasury Bonds
    11.125%, 08/15/03                  $ 5,000    $  6,199
    11.875%, 11/15/03                    7,500       9,625
    11.625%, 11/15/04                    1,045       1,374
    12.000%, 08/15/13                    9,000      13,264
   U.S. Treasury Notes
     6.625%, 07/31/01                    9,000       9,266
    10.750%, 02/15/03                   13,000      15,651
                                                  --------
Total U.S. Treasury Obligations
   (Cost $54,273)                                   55,379
                                                  --------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 19.1%
   Agency For International Development
     6.750%, 08/15/04                    4,000       4,180
   Private Export Funding
     7.900%, 03/31/00                    5,450       5,641
     5.500%, 03/15/01                    1,000         994
     8.400%, 07/31/01                    1,600       1,714
     6.900%, 01/31/03                    2,875       3,001
     8.750%, 06/30/03                    5,670       6,379
     7.010%, 04/30/04                      285         302
                                                  --------
Total U.S. Government Agency Obligations
   (Cost $21,902)                                   22,211
                                                  --------

U.S. GOVERNMENT MORTGAGE-BACKED
   OBLIGATIONS -- 29.0%
   FHLMC
     8.250%, 12/01/07-12/01/99             768         806
     8.000%, 01/15/06                      500         516
     7.700%, 07/15/18                      148         149
     7.500%, 04/15/15                      500         505
     7.350%, 05/16/05                      750         768
     7.000%, 05/01/24-02/25/19           1,591       1,609
     6.500%, 09/01/08-01/01/21           7,845       7,882
     6.300%, 03/15/23                    2,000       1,997
     6.250%, 07/01/03                      237         238
     6.000%, 10/15/06-06/15/19           2,096       2,087
     5.750%, 05/15/06-01/15/06           1,470       1,467
     5.650%, 07/15/05                    1,345       1,339
     5.500%, 04/15/08-08/01/08           1,249       1,228
   FNMA
     9.500%, 05/01/18                      372         397
     8.000%, 05/01/08-06/01/08             570         591
     7.500%, 03/01/07-06/01/09             346         354
     7.385%, 03/25/21                    1,853       1,912
     6.907%, 06/01/07                    1,244       1,293
     6.500%, 02/25/07                      400         405
     6.000%, 11/25/03-09/25/05             614         613
     5.500%, 12/01/08-11/01/09             836         810



--------------------------------------------------------------------------------
                                        FACE         MARKET
DESCRIPTION                         AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   GNMA
     8.750%, 05/20/17-11/20/17         $   706     $   741
     8.500%, 05/20/16-02/20/18           2,125       2,227
     8.250%, 05/15/06-07/15/08           1,175       1,231
     7.000%, 09/16/19-08/15/23           2,181       2,212
     6.000%, 04/15/09                      318         316
                                                   --------
Total U.S. Government Mortgage-
   Backed Obligations
   (Cost $33,248)                                    33,693
                                                   --------


REPURCHASE AGREEMENT -- 2.9%
   Paine Webber (A)
     5.620%, dated 07/31/98, matures
     08/03/98, repurchase price
     $3,314,552 (collateralized by
     U.S. Treasury Bill, par value
     $3,490,000, 0.000%, 03/04/99;
     with total market value
     of $3,384,253)                      3,313        3,313
                                                   --------
Total Repurchase Agreement
   (Cost $3,313)                                      3,313
                                                   --------
TOTAL INVESTMENTS -- 98.7%
   (Cost $112,736)                                  114,596
                                                   --------
OTHER ASSETS AND LIABILITIES -- 1.3%
   Other Assets and Liabilities, Net                  1,489
                                                   --------


NET ASSETS:
Portfolio Shares of Class A
 (unlimited authorization --
  no par value) based on
 11,571,751 outstanding shares
 of beneficial interest                             120,162
Undistributed net investment income                      86
Accumulated net realized loss
   on investments                                    (6,023)
Net unrealized appreciation
   on investments                                     1,860
                                                   --------
TOTAL NET ASSETS -- 100.0%                         $116,085
                                                   ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                        $10.03
                                                   ========
(A)      TRI-PARTY REPURCHASE AGREEMENT
FHLMC    FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA     FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION






THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
================================================================================
SEI DAILY INCOME TRUST -- JULY 31, 1998 (UNAUDITED)


GNMA PORTFOLIO
--------------------------------------------------------------------------------
                                       FACE          MARKET
DESCRIPTION                        AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 98.7%
   GNMA
    12.500%, 12/15/06-07/15/15           $  41    $     48
    12.000%, 04/15/14                        2           2
    11.500%, 02/15/13                       51          58
    10.500%, 03/15/18                       44          48
    10.000%, 09/15/15-07/15/20             365         398
     9.500%, 06/15/09-12/15/20           6,000       6,455
     9.000%, 05/15/16-05/15/22           4,776       5,101
     8.500%, 08/15/08-12/15/19           1,648       1,741
     8.000%, 12/15/21-11/15/23           6,566       6,817
     7.500%, 02/15/17-10/15/25          12,114      12,472
     7.000%, 01/15/23-04/15/28          18,501      18,789
     6.500%, 09/15/10-07/15/28          20,663      20,624
     6.000%, 08/15/26-06/01/28           8,957       8,732
                                                  --------
Total Total U.S. Government Mortgage-
   Backed Obligations
   (Cost $79,787)                                   81,285
                                                  --------

REPURCHASE AGREEMENT -- 3.7%
   Paine Webber (A)
     5.620%, dated 07/31/98,
      matures 08/03/98, repurchase
      price $3,056,431 (collateralized
      by U.S. Treasury Note, par
      value $3,055,000, 5.000%,
      02/15/99; with total market
      value of $3,118,211)               3,055       3,055
                                                  --------
Total Repurchase Agreement
   (Cost $3,055)                                     3,055
                                                  --------

TOTAL INVESTMENTS-- 102.4%
   (Cost $82,842)                                   84,340
                                                  --------
OTHER ASSETS AND LIABILITIES -- (2.4%)
   Other Assets and Liabilities, Net                (1,974)
                                                  --------


NET ASSETS:
Portfolio Shares of Class A
 (unlimited authorization --
  no par value) based on
  8,366,138 outstanding
  shares of beneficial interest                     93,033
Undistributed net investment income                    135
Accumulated net realized loss
   on investments                                  (12,300)
Net unrealized appreciation on investments           1,498
                                                  --------
TOTAL NET ASSETS -- 100.0%                         $82,366
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                        $9.85
                                                  ========
(A)      TRI-PARTY REPURCHASE AGREEMENT
GNMA     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

CORPORATE DAILY
INCOME PORTFOLIO
--------------------------------------------------------------------------------
                                        FACE        MARKET
DESCRIPTION                         AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 30.6%
   BANKS -- 11.8%
   Banc One (A)
     5.823%, 03/23/01                   $2,000     $ 2,002
   Huntington National Bank
     5.875%, 01/15/01                    1,500       1,496
   J.P. Morgan
     5.750%, 03/10/99                    2,000       2,000
   NationsBank MTN (A)
     5.858%, 06/23/99                    2,000       2,000
   Norwest (A)
     5.738%, 02/24/99                    1,600       1,601
                                                   -------
                                                     9,099
                                                   -------
   FINANCIAL SERVICES -- 15.4%
   Associates of North America
     5.850%, 01/15/01                    1,500       1,496
   Caterpillar MTN (A)
     5.400%, 04/01/99                    1,000         995
   Cit Group Holding MTN
     5.850%, 02/05/01                    1,500       1,493
   Ford Credit Auto Trust 97-B A3
     Floating Rate Note
     6.050%, 04/15/01                    1,750       1,754
   Ford Credit Auto Trust 98-C A3
     Floating Rate Note
     5.730%, 11/15/00                    1,750       1,750
   Ford Motor Credit
     Floating Rate Note
     5.800%, 10/15/00                      900         900
   Ford Motor Credit (A)
     5.390%, 02/15/99                    1,500       1,496
   General Motors Acceptance (A)
     5.420%, 03/25/99                    1,000         997
   Sears Roebuck MTN (A)
     5.492%, 03/10/99                    1,000         997
                                                   -------
                                                    11,878
                                                   -------
   GENERAL UTILITIES -- 2.1%
   Baltimore Gas & Electric (A)
     5.668%, 03/15/99                    1,600       1,599
                                                   -------
   LEASING & RENTING -- 1.3%
   International Lease Finance (A)
     5.888%, 07/15/99                    1,000       1,000
                                                   -------
Total Corporate Obligations
   (Cost $23,610)                                   23,576
                                                   -------

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 16.3%
   FNMA
     6.088%, 08/25/98 (A)                  186         187
     6.000%, 04/01/01                    6,187       6,238
     6.500%, 09/01/02                    4,038       4,070

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
12

================================================================================





--------------------------------------------------------------------------------
                                       FACE         MARKET
DESCRIPTION                        AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
FNMA MTN
5.890%, 12/22/00                      $2,000      $ 2,009
                                                  -------
Total U.S. Government Mortgage-
   Backed Obligations
   (Cost $12,418)                                  12,504
                                                  -------

ASSET BACKED SECURITIES -- 26.8%
   AUTOMOTIVE -- 10.3%
   Chase Manhattan 97-B
     6.350%, 02/15/01                    1,260      1,270
   Daimler-Benz Auto Grantor
     Trust 95-A A
     5.850%, 05/15/02                    1,045      1,046
   Ford Credit Auto Lease
     Trust 96-1 A2
     5.800%, 05/15/99                    1,017      1,017
   Ford Credit Grantor Trust 95-B A
     5.900%, 10/15/00                      455        456
   General Motors Acceptance 95-A1
     7.150%, 03/15/00                      125        126
   General Motors Acceptance 97-A
     6.500%, 04/15/02                    1,074      1,082
   Premier Auto Trust 93-4 A2
     4.650%, 02/02/99                        5          5
   Premier Auto Trust 93-6 A2
     4.650%, 11/02/99                       52         52
   Premier Auto Trust 96-4 A3
     6.200%, 11/06/00                      849        853
   Premier Auto, Ser 1997-2 A3
     6.130%, 09/06/00                    1,500      1,517
   Toyota Receivables 97-A (A)
     6.450%, 04/15/02                      508        513
                                                 --------
                                                    7,937
                                                 --------
  CREDIT CARDS -- 3.2%
   AT&T (A)
     5.789%, 04/17/04                    1,000      1,000
   Standard Credit Card Master Trust,
     Series 1993-3
     5.500%, 02/07/00                    1,500      1,499
                                                 --------
                                                    2,499
                                                 --------
   EQUIPMENT FUNDING -- 1.3%
   IBM Credit Receivables Lease
     Asset Master Trust 93-1 A
     4.550%, 11/15/00                      984        981
                                                 --------
   MORTGAGE RELATED -- 12.0%
   Chase Auto Owner Trust 98-4 A3
     5.700%, 09/07/01                    1,000        997
   Chase Auto Owner Trust 98-B A3
     5.750%, 10/15/01                    1,500      1,497


--------------------------------------------------------------------------------
                                        FACE         MARKET
DESCRIPTION                         AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Main Place Funding 95-2 (A)
     5.858%, 10/25/00                   $1,000    $ 1,001
   Premier Auto Trust
     5.820%, 12/08/00                    1,750      1,750
   Premier Auto Trust Series 1998-1
     Class A3
     5.630%, 08/06/01                    1,500      1,497
   Premier Auto Trust 1998-2 A3
     5.770%, 01/06/02                    1,000        999
   Rental Car Finance Corporation
     Auto Trust 97-1 A1
     6.250%, 06/25/03                    1,500      1,505
                                                  -------
                                                    9,246
                                                  -------
Total Asset Backed Securities
   (Cost $20,623)                                  20,663
                                                  -------

CERTIFICATES OF DEPOSIT/BANK NOTES -- 21.4%
   Aesop Funding
     6.220%, 10/20/01                    1,000      1,008
   Bank of America
     5.630%, 02/26/99                    1,500      1,500
   Bank of New York
     5.570%, 03/17/99                    2,000      1,999
   Bankers Trust
     5.840%, 04/30/99                    2,000      2,001
   Chase Manhattan Bank
     5.740%, 05/10/99                    2,000      1,999
   Comerica Bank
     5.970%, 10/27/98                    2,000      2,000
   First National Bank of Chicago
     5.740%, 05/07/99                    2,000      2,000
   Regions Bank
     5.770%, 05/21/99                    2,000      2,000
   Wilmington Trust
     5.900%, 04/30/99                    2,000      2,002
                                                  -------
Total Certificates of Deposit/Bank Notes
   (Cost $16,492)                                  16,509
                                                  -------
REPURCHASE AGREEMENT -- 4.5%
   Paine Webber (B)
     5.620%, dated 07/31/98,
     matures 08/03/98,
     repurchase price $3,443,612
     (collateralized by U.S. Treasury
     Note, par value $3,250,000,
     8.500%, 02/15/00; with total
     market value of $3,519,742)         3,442      3,442
                                                  -------
Total Repurchase Agreement
   (Cost $3,442)                                    3,442
                                                  -------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
================================================================================
SEI DAILY INCOME TRUST -- JULY 31, 1998 (UNAUDITED)




CORPORATE DAILY
INCOME PORTFOLIO (concluded)
--------------------------------------------------------------------------------
                                                 MARKET
DESCRIPTION                                    VALUE (000)
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 99.6%
   (Cost $76,585)                               $76,694
                                                -------
OTHER ASSETS AND LIABILITIES -- 0.4%
   Other Assets and Liabilities, Net                276
                                                -------

NET ASSETS:
Portfolio Shares of Class A
 (unlimited authorization -- no
 par value) based on 38,590,651
 outstanding shares of beneficial
 interest                                        76,854
Overdistributed net investment income                (3)
Accumulated net realized gain
   on investments                                    10
Net unrealized appreciation on investments          109
                                                -------
TOTAL NET ASSETS -- 100.0%                      $76,970
                                                =======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                     $1.99
                                                =======
(A) FLOATING RATE INSTRUMENT. THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JULY 31, 1998. THE DATE SHOWN IS THE LONGER OF THE RESET DATE OR THE DEMAND DATE.
(B)      TRI-PARTY REPURCHASE AGREEMENT
FNMA     FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN      MEDIUM TERM NOTE



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
14

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

STATEMENT OF OPERATIONS (000)
================================================================================
SEI DAILY INCOME TRUST--FOR THE PERIOD ENDED JULY 31, 1998 (UNAUDITED)

                                                            ---------            -----------            -------------

                                                              MONEY
                                                             MARKET               GOVERNMENT            GOVERNMENT II
                                                            PORTFOLIO              PORTFOLIO              PORTFOLIO
                                                            ---------            -----------            -------------
Interest Income                                             $24,189                 $33,353                $24,966
                                                            -------                 -------                -------
EXPENSES:
   Management fees                                            1,404                   1,423                    853
   Less: Management fees waived                                (830)                   (539)                  (199)
   Investment advisory fees                                     100                     139                    105
   Less: Investment advisory fees waived                        (67)                   (107)                   (75)
   Shareholder servicing fees (1)                             1,197                   3,920                  1,186
   Less: Shareholder servicing fees waived                     (926)                   (666)                (1,022)
   Custodian/wire agent fees                                     34                      79                     77
   Trustee fees                                                   5                       8                      7
   Registration fees                                             97                     150                     97
   Other                                                         23                      33                     33
                                                            -------                 -------                -------
   Total expenses                                             1,037                   4,440                  1,062
                                                            -------                 -------                -------
   NET INVESTMENT INCOME                                     23,152                  28,913                 23,904
                                                            -------                 -------                -------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
   Net realized gain (loss) from security
     transactions                                               (16)                      2                      9
                                                            -------                 -------                -------
   Net change in unrealized depreciation
     of investments                                              --                      --                     --
                                                            -------                 -------                -------
NET INCREASE IN NET ASSETS FROM OPERATIONS                  $23,136                 $28,915                $23,913
                                                            =======                 =======                =======


                                                                     -----------       -----------      ------------

                                                                       PRIME
                                                                     OBLIGATION          TREASURY        TREASURY II
                                                                     PORTFOLIO          PORTFOLIO        PORTFOLIO
                                                                     -----------       -----------      ------------
Interest Income                                                        $106,715         $ 11,931           $ 20,925
                                                                       --------         --------           --------
EXPENSES:
  Management fees                                                         3,576              515                956
   Less: Management fees waived                                            (771)            (225)              (155)
   Investment advisory fees                                                 441               50                 93
   Less: Investment advisory fees waived                                   (311)             (40)               (61)
   Shareholder servicing fees (1)                                         5,028              825              1,031
   Less: Shareholder servicing fees waived                               (4,172)            (265)              (887)
   Custodian/wire agent fees                                                220               16                 50
   Trustee fees                                                              28                3                  6
   Registration fees                                                        458               78                 68
   Other                                                                    128               32                 39
                                                                       --------         --------           --------
   Total expenses                                                         4,625              989              1,140
                                                                       --------         --------           --------
   NET INVESTMENT INCOME                                                102,090           10,942             19,785
                                                                       --------         --------           --------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
   Net realized gain (loss) from security
     transactions                                                            15               --                 76
                                                                       --------         --------           --------
 Net change in unrealized depreciation
     of investments                                                          --               --                 --
                                                                       --------         --------           --------
NET INCREASE IN NET ASSETS FROM OPERATIONS                             $102,105          $10,942            $19,861
                                                                       ========         ========           ========


                                                      -----------    --------------     -----------     -----------
                                                        SHORT-        INTERMEDIATE-                     CORPORATE
                                                       DURATION         DURATION                          DAILY
                                                      GOVERNMENT       GOVERNMENT          GNMA          INCOME
                                                      PORTFOLIO        PORTFOLIO         PORTFOLIO      PORTFOLIO
                                                      -----------    --------------     -----------     -----------
Interest Income                                         $2,494            $3,558           $2,791         $2,140
                                                        ------            ------           ------         ------
EXPENSES:
   Management fees                                         146               200              128            127
   Less: Management fees waived                            (18)               (9)              --            (46)
   Investment advisory fees                                 42                57               40             36
   Less: Investment advisory fees waived                    (9)               (9)              (1)           (17)
   Shareholder servicing fees (1)                          105               143              100             91
   Less: Shareholder servicing fees waived                (105)             (139)             (54)           (91)
   Custodian/wire agent fees                                 6                13                4              4
   Trustee fees                                              1                 1                1              1
   Registration fees                                         7                 6                6              8
   Other                                                    14                23               14             14
                                                        ------            ------           ------         ------
   Total expenses                                          189               286              238            127
                                                        ------            ------           ------         ------
   NET INVESTMENT INCOME                                 2,305             3,272            2,553          2,013
                                                         ------            ------           ------        ------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
   Net realized gain (loss) from security
     transactions                                          (37)               51               52             (6)
                                                        ------            ------           ------         ------
   Net change in unrealized depreciation
     of investments                                       (276)             (580)            (241)          (144)
                                                        ------            ------           ------         ------
NET INCREASE IN NET ASSETS FROM OPERATIONS              $1,992            $2,743           $2,364         $1,863
                                                        ======            ======           ======         ======

(1) INCLUDES CLASS SPECIFIC DISTRIBUTION AND SHAREHOLDER

  AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
16 & 17

STATEMENT OF CHANGES IN NET ASSETS (000)
================================================================================
SEI DAILY INCOME TRUST--FOR THE PERIOD ENDED JULY 31, 1998 (UNAUDITED) AND FOR THE YEAR ENDED JANUARY 31, 1998


                                                                        -----------------------
                                                                              MONEY MARKET
                                                                                PORTFOLIO
                                                                        -----------------------
                                                                          2/1/98      2/1/97
                                                                        to 7/31/98  to 1/31/98
                                                                        -----------------------
OPERATIONS:
     Net investment income                                              $ 23,152    $  34,507
       $ 43,267
     Net realized gain (loss) from security transactions                     (16)         (31)
                                                                        --------    ---------
     Net increase in net assets from operations                           23,136       34,476
                                                                        --------    ---------

DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class A                                                             (20,393)     (31,852)
     Class B                                                                (144)        (154)
     Class C                                                              (2,627)      (2,496)
     CNI Class*                                                               --           --
     Sweep Class                                                              --           --
                                                                       ---------   ----------
   Total dividends distributed                                           (23,164)     (34,502)
                                                                       ---------   ----------

CAPITAL SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
   Class A:
     Proceeds from shares issued                                       6,598,049    9,670,017
     Reinvestment of cash distributions                                   12,646       21,678
     Cost of shares repurchased                                       (6,826,451)  (9,339,689)
                                                                       ---------   ----------
     Increase (decrease) in net assets from Class A transactions        (215,756)     352,006
                                                                       ---------   ----------
   Class B:
     Proceeds from shares issued                                          13,650       20,450
     Reinvestment of cash distributions                                      135          149
     Cost of shares repurchased                                          (19,196)     (13,985)
                                                                       ---------   ----------
     Increase (decrease) in net assets from Class B transactions          (5,411)       6,614
                                                                       ---------   ----------
   Class C:
     Proceeds from shares issued                                         299,446      266,102
     Reinvestment of cash distributions                                       82          291
     Cost of shares repurchased                                         (267,531)    (209,997)
                                                                       ---------   ----------
     Increase in net assets from Class C transactions                     31,997       56,396
                                                                       ---------   ----------
    CNI Class*:
     Proceeds from shares issued                                              --           --
     Reinvestment of cash distributions                                       --           --
     Cost of shares repurchased                                               --           --
                                                                       ---------   ----------
     Increase in net assets from CNI Class transactions                       --           --
                                                                        ---------   ---------
    Sweep Class:
     Proceeds from shares issued                                             771           --
     Reinvestment of cash distributions                                       --           --
     Cost of shares repurchased                                             (314)          --
                                                                        ---------   ---------
     Increase in net assets from Sweep Class transactions                    457           --
                                                                       ---------   ----------
INCREASE (DECREASE) IN NET ASSETS DERIVED FROM CAPITAL
   SHARE TRANSACTIONS                                                   (188,713)     415,016
                                                                       ---------   ----------
       Net increase (decrease) in net assets                            (188,741)     414,990
                                                                       ---------   ----------
NET ASSETS:
   Beginning of Period                                                   815,340      400,350
                                                                       ---------   ----------
   End of Period                                                       $ 626,599   $  815,340
                                                                       =========   ==========

   *FORMERLY CLASS G
   AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
18

========================================================================================================================
 ---------------------   ----------------------   -----------------------   ---------------------  ---------------------
      GOVERNMENT              GOVERNMENT II           PRIME OBLIGATION            TREASURY               TREASURY II
       PORTFOLIO                PORTFOLIO                PORTFOLIO                PORTFOLIO               PORTFOLIO
 ---------------------   ----------------------   -----------------------   ---------------------  ---------------------
   2/1/98     2/1/97       2/1/98      2/1/97       2/1/98       2/1/97       2/1/98    2/1/97      2/1/98      2/1/97
 to 7/31/98 to 1/31/98   to 7/31/98  to 1/31/98   to 7/31/98   to 1/31/98   to 7/31/98 to 1/31/98  to 7/31/98 to 1/31/98
 ---------------------   ----------------------   -----------------------   ---------------------  ---------------------

$   28,913  $   47,870   $   23,904  $   47,365   $  102,090   $   178,335   $ 10,942  $  9,940   $   19,785  $  43,267

         2          (7)           9         (35)          15           (88)        --        (9)          76       (353)
----------  ----------   ----------  ----------   ----------   -----------   --------  --------   ----------  ---------
    28,915      47,863       23,913      47,330      102,105       178,247     10,942     9,431       19,861     42,914
----------  ----------   ----------  ----------   ----------   -----------   --------  --------   ----------  ---------



    (4,209)     (7,425)     (21,900)    (45,738)     (91,330)    (165,176)    (5,670)   (5,276)     (17,760)   (40,342)
      (826)     (1,551)        (947)       (962)      (5,401)      (8,725)    (1,876)   (1,195)      (1,761)    (2,590)
    (1,365)       (893)      (1,047)       (664)      (5,402)      (4,445)    (1,719)   (1,768)        (279)      (332)
   (22,482)    (38,003)          --          --           --           --         --        --           --         --
        (8)         --           --          --           --           --     (1,663)   (1,214)          --         --
----------  ----------   ----------  ----------   ----------  -----------   --------  --------   ----------  ---------
   (28,890)    (47,872)     (23,894)    (47,364)    (102,133)    (178,346)   (10,928)   (9,453)     (19,800)   (43,264)
----------  ----------   ----------  ----------   ----------  -----------   --------  --------   ----------  ---------


   534,205   1,237,002    3,156,072   5,919,701    16,417,065   32,126,995    651,266   823,758    2,476,111  4,053,466
     2,190       4,258        2,984       3,860        25,288       59,509      1,485     1,252        2,571      7,332
  (515,542) (1,214,703)  (3,173,024) (5,822,115)  (16,595,381) (31,565,211)  (672,256) (705,129)  (2,487,095)(4,093,131)
----------  ----------   ----------  ----------   -----------  -----------   --------  --------   ----------  ---------
    20,853      26,557      (13,968)    101,446      (153,028)     621,293    (19,505)  119,881       (8,413)   (32,333)
----------  ----------   ----------  ----------   -----------  -----------   --------  --------   ----------  ---------

   153,962     396,652      137,170     135,965     1,346,977    2,218,238    187,972   215,467      182,197    238,316
       376       2,291          195         263           404          503         30        --          871        176
  (144,432)   (422,984)    (124,337)   (120,700)   (1,183,880)  (2,178,430)  (177,898) (147,368)    (162,820)  (223,046)
----------  ----------   ----------  ----------   -----------  -----------   --------  --------   ----------  ---------
     9,906     (24,041)      13,028      15,528       163,501       40,311     10,104    68,099       20,248     15,446
----------  ----------   ----------  ----------   -----------  -----------   --------  --------   ----------  ---------

   493,161     310,448       76,543     160,703       643,062      718,315    241,714   230,513       65,038     98,675
        11          30           --          --            11           59         --        --            4         78
  (447,190)   (285,137)     (64,431)   (131,790)     (590,913)    (514,796)  (208,988) (201,655)    (6 3,438)   (91,434)
----------  ----------   ----------  ----------   -----------  -----------   --------  --------   ----------  ---------
    45,982      25,341       12,112      28,913        52,160      203,578     32,726    28,858        1,604      7,319
----------  ----------   ----------  ----------   -----------  -----------   --------  --------   ----------  ---------

 2,186,145   2,355,149           --          --           --           --          --        --           --         --
    13,497      25,953           --          --           --           --          --        --           --         --
(2,087,566) (2,090,084)          --          --           --           --          --        --           --         --
----------  ----------   ----------  ----------   -----------  -----------   --------  --------   ----------  ---------
   112,076     291,018           --          --           --           --          --        --           --         --
----------  ----------   ----------  ----------   -----------  -----------   --------  --------   ----------  ---------

     5,844          --           --          --           646           --    124,071   194,085           --         --
        --          --           --          --            --           --         --        --           --         --
    (3,789)         --           --          --          (558)          --   (123,832) (125,016)          --         --
----------  ----------   ----------  ----------   -----------  -----------   --------  --------   ----------  ---------
     2,055          --           --          --            88           --        239    69,069           --         --
----------  ----------   ----------  ----------   -----------  -----------   --------  --------   ----------  ---------
   190,872     318,875       11,172     145,887        62,721      865,182     23,564   285,907       13,439     (9,568)
----------  ----------   ----------  ----------   -----------  -----------   --------  --------   ----------  ---------
   190,897     318,866       11,191     145,853        62,693      865,083     23,578   285,885       13,500     (9,918)
----------  ----------   ----------  ----------   -----------  -----------   --------  --------   ----------  ---------

 1,105,569     786,703      930,550     784,697     3,642,042    2,776,959    378,713    92,828      829,476    839,394
----------  ----------   ----------  ----------   -----------  -----------   --------  --------   ----------  ---------
$1,296,466  $1,105,569   $  941,741  $  930,550   $ 3,704,735  $ 3,642,042   $402,291  $378,713   $  842,976  $ 829,476
----------  ----------   ----------  ----------   -----------  -----------   --------  --------   ----------  ---------

STATEMENT OF CHANGES IN NET ASSETS (000)
================================================================================
SEI DAILY INCOME TRUST--FOR THE PERIOD ENDED JULY 31, 1998 (UNAUDITED) AND FOR
THE YEAR ENDED JANUARY 31, 1998
                                                                                                   --------------------

                                                                                                      SHORT-DURATION
                                                                                                        GOVERNMENT
                                                                                                         PORTFOLIO
                                                                                                    --------------------
                                                                                                     2/1/98     2/1/97
                                                                                                     7/31/98    1/31/98
                                                                                                    --------------------
OPERATIONS:
     Net investment income                                                                          $  2,305   $  4,643
     Net realized gain (loss) from security transactions                                                 (37)       440
     Net change in unrealized appreciation (depreciation) of investments                                (276)       361
                                                                                                    --------   --------
     Net increase in net assets from operations                                                        1,992      5,444
                                                                                                    --------   --------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class A                                                                                          (2,296)    (4,635)
     Class B                                                                                              --         (1)
                                                                                                    --------   --------
   Total dividends distributed                                                                        (2,296)    (4,636)
                                                                                                    --------   --------
CAPITAL SHARE TRANSACTIONS:
   Class A:
     Proceeds from shares issued                                                                      30,901     56,566
     Reinvestment of cash distributions                                                                  892      2,063
     Cost of shares repurchased                                                                      (24,465)   (51,968)
                                                                                                    --------   --------
     Increase (decrease) in net assets from Class A transactions                                       7,328      6,661
                                                                                                    --------   --------
   Class B:
     Proceeds from shares issued                                                                          --         --
     Reinvestment of cash distributions                                                                   --         --
     Cost of shares repurchased                                                                           --         --
                                                                                                    --------   --------
     Decrease in net assets from Class B transactions                                                     --         --
                                                                                                    --------   --------
INCREASE (DECREASE) IN NET ASSETS DERIVED FROM CAPITAL SHARE TRANSACTIONS                              7,328      6,661
                                                                                                    --------   --------
       Net increase (decrease) in net assets                                                           7,024      7,469
                                                                                                    --------   --------
NET ASSETS:
   Beginning of Period                                                                                81,027     73,558
                                                                                                    --------   --------
   End of Period                                                                                    $ 88,051   $ 81,027
                                                                                                    ========   ========
CAPITAL SHARE TRANSACTIONS:
   Class A:
     Shares issued                                                                                     3,081      5,674
     Shares issued in lieu of cash distributions                                                          89        207
     Shares repurchased                                                                               (2,439)    (5,215)
                                                                                                    --------   --------
     Total Class A transactions                                                                          731        666
                                                                                                    --------   --------
   Class B:
     Shares issued                                                                                        --         --
     Shares issued in lieu of cash distributions                                                          --         --
     Shares repurchased                                                                                   --         --
                                                                                                    --------   --------
     Total Class B transactions                                                                           --         --
                                                                                                    --------   --------
     Increase (Decrease) in capital shares                                                               731        666
                                                                                                    ========   ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                 ---------------------                      ---------------------                    ---------------------
                     INTERMEDIATE-                                                                          CORPORATE
                       DURATION                                                                               DAILY
                      GOVERNMENT                                     GNMA                                    INCOME
                       PORTFOLIO                                   PORTFOLIO                                PORTFOLIO
                 ---------------------                      ---------------------                    ---------------------
                  2/1/98      2/1/97                         2/1/98       2/1/97                       2/1/98      2/1/97
                  7/31/98     1/31/98                        7/31/98      1/31/98                      7/31/98     1/31/98
                 ---------------------                      ---------------------                    ---------------------

                 $  3,272    $  6,743                       $  2,553    $  5,718                     $  2,013    $  3,276
                       51        (326)                            52        (238)                          (6)         16
                     (580)      3,610                           (241)      2,151                         (144)        306
                 --------    --------                       --------    --------                     --------    --------
                    2,743      10,027                          2,364       7,631                        1,863       3,598
                 --------    --------                       --------    --------                     --------    --------


                   (3,269)     (6,746)                        (2,550)     (5,727)                      (2,013)     (3,276)
                       --          --                             --          --                           --          --
                 --------    --------                       --------    --------                     --------    --------
                   (3,269)     (6,746)                        (2,550)     (5,727)                      (2,013)     (3,276)
                 --------    --------                       --------    --------                     --------    --------


                   22,996      40,850                         16,907      19,575                       25,477      48,243
                      878       1,826                            658       1,754                        1,089       2,003
                  (24,370)    (62,525)                       (12,805)    (47,328)                     (19,017)    (36,780)
                 --------    --------                       --------    --------                     --------    --------
                     (496)    (19,849)                         4,760     (25,999)                       7,549      13,466
                 --------    --------                       --------    --------                     --------    --------

                       --          --                             --          --                           --          --
                       --          --                             --          --                           --          --
                       --          --                             --          --                           --          --
                 --------    --------                       --------    --------                     --------    --------
                       --          --                             --          --                           --          --
                 --------    --------                       --------    --------                     --------    --------
                     (496)    (19,849)                         4,760     (25,999)                       7,549      13,466
                 --------    --------                       --------    --------                     --------    --------
                   (1,022)    (16,568)                         4,574     (24,095)                       7,399      13,788
                 --------    --------                       --------    --------                     --------    --------

                  117,107     133,675                         77,792     101,887                       69,571      55,783
                 --------    --------                       --------    --------                     --------    --------
                 $116,085    $117,107                       $ 82,366    $ 77,792                     $ 76,970    $ 69,571
                 ========    ========                       ========    ========                     ========    ========


                    2,295       4,131                          1,717       2,021                       12,763      24,250
                       87         185                             67         181                          547       1,008
                   (2,438)     (6,358)                        (1,300)     (4,898)                      (9,529)    (18,508)
                 --------    --------                       --------    --------                     --------    --------
                      (56)     (2,042)                           484      (2,696)                       3,781       6,750
                 --------    --------                       --------    --------                     --------    --------

                       --          --                             --          --                           --          --
                       --          --                             --          --                           --          --
                       --          --                             --          --                           --          --
                 --------    --------                       --------    --------                     --------    --------
                       --          --                             --          --                           --          --
                 --------    --------                       --------    --------                     --------    --------
                      (56)     (2,042)                           484      (2,696)                       3,781       6,750
                 ========    ========                       ========    ========                     ========    ========



FINANCIAL HIGHLIGHTS
===========================================================================================================================
SEI DAILY INCOME TRUST--FOR THE PERIOD ENDED JULY 31, 1998 (UNAUDITED) AND THE YEARS ENDED JANUARY 31

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


          NET ASSET            NET REALIZED AND DISTRIBUTIONS   DISTRIBUTIONS                                      RATIO OF
            VALUE       NET       UNREALIZED      FROM NET          FROM          NET ASSET           NET ASSETS   EXPENSES
          BEGINNING INVESTMENT  GAINS (LOSSES)   INVESTMENT    REALIZED CAPITAL   VALUE END  TOTAL      END OF    TO AVERAGE
          OF PERIOD   INCOME    ON SECURITIES      INCOME           GAINS         OF PERIOD  RETURN  PERIOD (000) NET ASSETS
============================================================================================================================
----------------------
MONEY MARKET PORTFOLIO
----------------------
CLASS A
   1998*    $1.00      $0.03      $  --           $(0.03)         $   --            $1.00    5.52%*   $  505,257      0.18%*
   1998      1.00       0.06         --            (0.06)             --             1.00    5.65        721,035      0.18
   1997      1.00       0.05         --            (0.05)             --             1.00    5.44        369,052      0.16
   1996      1.00       0.06         --               --              --             1.00    2.98        203,803      0.35
   1993      1.00       0.04         --            (0.04)             --             1.00    3.60        264,450      0.35
CLASS B
   1998*    $1.00      $0.03      $  --           $(0.03)         $   --            $1.00    5.22%*   $    1,972      0.48%*
   1998(1)   1.00       0.03         --            (0.03)             --             1.00    5.29          7,383      0.48
   1997      1.00       0.05         --            (0.05)             --             1.00    5.13            770      0.50
   1996      1.00       0.06         --            (0.06)             --             1.00    5.67          6,616      0.50
   1995      1.00       0.04         --            (0.04)             --             1.00    4.24          6,314      0.51
   1994      1.00       0.03         --            (0.03)             --             1.00    2.68          2,334      0.65
   1993      1.00       0.04         --            (0.04)             --             1.00    3.29            309      0.65
CLASS C
   1998*    $1.00      $0.02      $  --           $(0.02)         $   --            $1.00    5.02%*   $  118,913      0.68%*
   1998      1.00       0.05         --            (0.05)             --             1.00    5.12         86,922      0.68
   1997      1.00       0.05         --            (0.05)             --             1.00    4.92         30,528      0.66
   1996(2)   1.00       0.04         --            (0.04)             --             1.00    3.79+         2,460      0.70
SWEEP CLASS
   1998*(3) $1.00      $0.002     $  --           $(0.002)        $   --            $1.00    5.18%*   $      457      0.93%*
--------------------
GOVERNMENT PORTFOLIO
--------------------
CLASS A
   1998*    $1.00      $0.03      $  --           $(0.03)         $   --            $1.00    5.44%*   $  163,788      0.20%*
   1997      1.00       0.05         --            (0.05)             --             1.00    5.33        116,373      0.20
   1996(4)   1.00       0.01         --            (0.01)             --             1.00    1.48+        48,762      0.20
   1994(5)   1.00       0.01         --            (0.01)             --             1.00    3.22             --      0.20
   1993(6)   1.00       0.03         --            (0.03)             --             1.00    3.19         20,022      0.20
CLASS B
   1998*    $1.00      $0.03      $  --           $(0.03)         $   --            $1.00    5.12%*   $   39,009      0.50%*
   1998      1.00       0.05         --            (0.05)             --             1.00    5.21         29,102      0.50
   1997      1.00       0.05         --            (0.05)             --             1.00    5.02         53,144      0.50
   1996(7)   1.00       0.02         --            (0.02)             --             1.00    2.39+        14,997      0.50
CLASS C
   1998*    $1.00      $0.02      $  --           $(0.02)         $   --            $1.00    4.92%*   $   71,326      0.70%*
   1998(8)   1.00       0.03         --            (0.03)             --             1.00    5.01         25,341      0.70
CNI CLASS
   1998*    $1.00      $0.02      $  --           $(0.02)         $   --            $1.00    4.78%*   $1,020,288      0.85%*
   1998      1.00       0.05         --            (0.05)             --             1.00    4.84        908,197      0.85
   1997      1.00       0.05         --            (0.05)             --             1.00    4.69        617,186      0.82
   1996      1.00       0.05         --            (0.05)             --             1.00    5.39        542,936      0.70
   1995(9)   1.00       0.03         --            (0.03)             --             1.00    3.41+       310,835      0.70
SWEEP CLASS
   1998*(10)$1.00      $0.01      $  --           $(0.01)         $   --            $1.00    4.86%*   $    2,055      0.95%*





                                           RATIO OF
                                             NET
                RATIO OF     RATIO OF     INVESTMENT
                   NET       EXPENSES      INCOME
               INVESTMENT   TO AVERAGE    TO AVERAGE
                 INCOME     NET ASSETS    NET ASSETS
               TO AVERAGE   (EXCLUDING    (EXCLUDING
                NET ASSETS    WAIVERS)      WAIVERS)
===========================================================================
----------------------
MONEY MARKET PORTFOLIO
----------------------
CLASS A
   1998*          5.50%*       0.64%*        5.04%*
   1998           5.51         0.66          5.03
   1997           5.33         0.63          4.86
   1996           2.95         0.44          2.86
   1993           3.56         0.39          3.52
CLASS B
   1998*          5.20%*       0.69%*        4.99%*
   1998(1)        5.26         0.72          5.02
   1997           4.96         0.76          4.70
   1996           5.53         0.75          5.28
   1995           4.49         0.75          4.25
   1994           2.65         0.74          2.56
   1993           3.47         0.69          3.43
CLASS C
   1998*          5.00%*       0.89%*        4.79%*
   1998           5.02         0.92          4.78
   1997           4.84         0.92          4.58
   1996(2)        5.17         0.96          4.91
SWEEP CLASS
   1998*(3)       4.74%*       1.14%*        4.53%*
--------------------
GOVERNMENT PORTFOLIO
--------------------
CLASS A
   1998*          5.42%*       0.56%*        5.06%*
   1997           5.22         0.55          4.87
   1996(4)        5.55         0.33          5.42
   1994(5)        3.04         0.37          2.87
   1993(6)        3.41         0.38          3.23
CLASS B
   1998*          5.12%*       0.61%*        5.01%*
   1998           5.06         0.61          4.95
   1997           4.91         0.62          4.79
   1996(7)        5.27         0.63          5.14
CLASS C
   1998*          4.92%*       0.81%*        4.81%*
   1998(8)        4.94         0.81          4.83
CNI CLASS
   1998*          4.77%*       1.06%*        4.56%*
   1998           4.75         1.06          4.54
   1997           4.59         1.03          4.38
   1996           5.23         0.84          5.09
   1995(9)        4.32         0.89          4.13
SWEEP CLASS
   1997(10)       4.69*        1.06%*        4.58%*



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

===========================================================================================================================



          NET ASSET            NET REALIZED AND DISTRIBUTIONS   DISTRIBUTIONS                                      RATIO OF
            VALUE       NET       UNREALIZED      FROM NET          FROM          NET ASSET           NET ASSETS   EXPENSES
          BEGINNING INVESTMENT  GAINS (LOSSES)   INVESTMENT    REALIZED CAPITAL   VALUE END  TOTAL      END OF    TO AVERAGE
          OF PERIOD   INCOME    ON SECURITIES      INCOME           GAINS         OF PERIOD  RETURN  PERIOD (000) NET ASSETS
============================================================================================================================
------------------------
GOVERNMENT II PORTFOLIO
------------------------
CLASS A
   1998*    $1.00     $0.03        $   --        $(0.03)          $  --            $1.00      5.36%*  $  849,477      0.20%*
   1998      1.00      0.05            --          0.05)             --             1.00      5.45       863,427      0.20
   1997      1.00      0.05            --         (0.05)             --             1.00      5.29       762,015      0.20
   1996      1.00      0.06            --         (0.06)             --             1.00      5.83       810,365      0.20
   1995      1.00      0.04            --         (0.04)             --             1.00      4.39       786,405      0.20
   1994      1.00      0.03            --         (0.03)             --             1.00      3.02       738,040      0.20
   1993      1.00      0.04            --         (0.04)             --             1.00      3.57       664,540      0.20
CLASS B
   1998*    $1.00     $0.03        $   --        $(0.03)          $  --            $1.00      5.06%*  $   44,879      0.50%*
   1998      1.00      0.05            --         (0.05)             --             1.00      5.14        31,851      0.50
   1997      1.00      0.05            --         (0.05)             --             1.00      4.98        16,323      0.50
   1996      1.00      0.05            --         (0.05)             --             1.00      5.52        19,678      0.50
   1995      1.00      0.04            --         (0.04)             --             1.00      4.08        15,201      0.50
   1994      1.00      0.03            --         (0.03)             --             1.00      2.71        21,462      0.50
   1993      1.00      0.03            --         (0.03)             --             1.00      3.26           338      0.50
CLASS C
   1998*    $1.00     $0.02        $   --        $(0.02)          $  --            $1.00      4.86%*  $   47,385      0.70%*
   1998      1.00      0.05            --         (0.05)             --             1.00      4.93        35,272      0.70
   1997(11)  1.00      0.01            --         (0.01)             --             1.00      4.71         6,359      0.70
--------------------------
PRIME OBLIGATION PORTFOLIO
--------------------------
CLASS A
   1998*    $1.00     $0.03       $   --         $(0.03)          $  --            $1.00      5.50%*  $3,094,510      0.20%*
   1998      1.00      0.05           --          (0.05)             --             1.00      5.59     3,247,562      0.20
   1997      1.00      0.05           --          (0.05)             --             1.00      5.38     2,626,360      0.20
   1996      1.00      0.06           --          (0.06)             --             1.00      5.96     2,441,662      0.20
   1995      1.00      0.04           --          (0.04)             --             1.00      4.46     2,778,326      0.20
   1994      1.00      0.03           --          (0.03)             --             1.00      3.10     2,541,126      0.20
   1993      1.00      0.04           --          (0.04)             --             1.00      3.72     2,564,340      0.20
CLASS B
   1998*    $1.00     $0.03       $   --         $(0.03)          $  --            $1.00      5.18%*  $  350,071      0.50%*
   1998      1.00      0.05           --          (0.05)             --             1.00      5.27       186,572      0.50
   1997      1.00      0.05           --          (0.05)             --             1.00      5.07       146,267      0.50
   1996      1.00      0.06           --          (0.06)             --             1.00      5.65       174,779      0.50
   1995      1.00      0.04           --          (0.04)             --             1.00      4.15        21,852      0.50
   1994      1.00      0.03           --          (0.03)             --             1.00      2.79         6,312      0.50
   1993      1.00      0.04           --          (0.04)             --             1.00      3.41         4,699      0.47
CLASS C
   1998*    $1.00     $0.02       $   --         $(0.02)          $  --            $1.00      4.98%*   $ 260,066      0.70%*
   1998      1.00      0.05           --          (0.05)             --             1.00      5.06       207,908      0.70
   1997(12)  1.00      0.04           --          (0.04)             --             1.00      4.85         4,332      0.70
   1995(13)  1.00      0.03           --          (0.03)             --             1.00      2.55+           --      0.70
   1994      1.00      0.03           --          (0.03)             --             1.00      2.59        20,602      0.70
   1993(14)  1.00      0.03           --          (0.03)             --             1.00      3.13        85,325      0.70
SWEEP CLASS
   1998*(15)$1.00     $0.01       $   --         $(0.01)          $  --            $1.00      4.89%*   $      88      0.95%*





                                           RATIO OF
                                             NET
                RATIO OF     RATIO OF     INVESTMENT
                   NET       EXPENSES       INCOME
               INVESTMENT   TO AVERAGE    TO AVERAGE
                 INCOME     NET ASSETS    NET ASSETS
               TO AVERAGE   (EXCLUDING    (EXCLUDING
                NET ASSETS    WAIVERS)      WAIVERS)
===========================================================================

------------------------
GOVERNMENT II PORTFOLIO
------------------------
CLASS A
   1998*          5.36%*       0.51%*        5.05%*
   1998           5.32         0.51          5.01
   1997           5.17         0.45          4.92
   1996           5.69         0.29          5.60
   1995           4.33         0.30          4.23
   1994           2.98         0.29          2.89
   1993           3.48         0.29          3.39
CLASS B
   1998*          5.06%*       0.56%*        5.00%*
   1998           5.02         0.56          4.96
   1997           4.87         0.56          4.81
   1996           5.41         0.59          5.32
   1995           4.33         0.60          4.23
   1994           2.68         0.60          2.58
   1993           3.35         0.59          3.26
CLASS C
   1998*          4.86%*       0.76%*        4.80%*
   1998           4.82         0.76          4.76
   1997(11)       4.69         0.75          4.64
--------------------------
PRIME OBLIGATION PORTFOLIO
--------------------------
CLASS A
   1998*          5.47%*       0.51%*        5.16%*
   1998           5.46         0.51          5.15
   1997           5.26         0.45          5.01
   1996           5.82         0.29          5.73
   1995           4.41         0.30          4.31
   1994           3.07         0.28          2.98
   1993           3.62         0.30          3.52
CLASS B
   1998*          5.17%*       0.56%*        5.11%*
   1998           5.16         0.56          5.10
   1997           4.95         0.56          4.89
   1996           5.38         0.58          5.30
   1995           4.55         0.60          4.45
   1994           2.77         0.58          2.68
   1993           3.63         0.53          3.57
CLASS C
   1998*          4.97%*       0.76%*        4.91%*
   1998           5.02         0.76          4.96
   1997(12)       4.79         0.74          4.75
   1995(13)       2.79         0.77          2.72
   1994           2.57         0.78          2.48
   1993(14)       3.05         0.83          2.92
SWEEP CLASS
   1998*(15)      4.77%*       1.01%*        4.71%*


 + RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
 * ALL RATIOS FOR THE SEMI-ANNUAL PERIOD ENDED JULY 31, 1998 (UNAUDITED) HAVE BEEN ANNUALIZED.
 1 MONEY MARKET CLASS B SHARES WERE FULLY LIQUIDATED MARCH 12, 1997 AND
   RE-OFFERED BEGINNING AUGUST 12, 1997. ALL RATIOS AND TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.
 2 MONEY MARKET CLASS C SHARES WERE OFFERED BEGINNING MAY 17, 1995. ALL RATIOS
   FOR THAT PERIOD HAVE BEEN ANNUALIZED.
 3 MONEY MARKET SWEEP CLASS SHARES WERE OFFERED BEGINNING JULY 15, 1998. ALL
   RATIOS AND TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.
 4 GOVERNMENT CLASS A SHARES WERE RE-OFFERED BEGINNING OCTOBER 27, 1995. ALL
   RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
 5 GOVERNMENT CLASS A SHARES WERE FULLY LIQUIDATED JUNE 2, 1993. ALL RATIOS AND
   TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.
 6 GOVERNMENT CLASS A SHARES WERE OFFERED BEGINNING MARCH 8, 1992. ALL RATIOS
   AND TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.
 7 GOVERNMENT CLASS B SHARES WERE OFFERED BEGINNING AUGUST 22, 1995. ALL RATIOS
   FOR THAT PERIOD HAVE BEEN ANNUALIZED.
 8 GOVERNMENT CLASS C SHARES WERE OFFERED BEGINNING JULY 1, 1997. ALL RATIOS AND
   TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.
 9 GOVERNMENT CNI CLASS (FORMERLY CLASS G & C) SHARES WERE OFFERED BEGINNING
   APRIL 7, 1994. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
10 GOVERNMENT SWEEP CLASS SHARES WERE OFFERED BEGINNING JUNE 4, 1998. ALL RATIOS
   AND TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.
11 GOVERNMENT II CLASS C SHARES WERE OFFERED BEGINNING NOVEMBER 27, 1996. ALL
   RATIOS AND TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.
12 PRIME OBLIGATION CLASS C SHARES WERE RE-OFFERED BEGINNING APRIL 30, 1996. ALL
   RATIOS AND TOTAL RETURN FOR THE PERIOD HAVE BEEN ANNUALIZED.
13 PRIME OBLIGATION CLASS C SHARES WERE FULLY LIQUIDATED OCTOBER 27, 1994. ALL
   RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
14 PRIME OBLIGATION CLASS C SHARES WERE OFFERED BEGINNING MARCH 25, 1992. ALL
   RATIOS AND TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.
15 PRIME OBLIGATION SWEEP CLASS SHARES WERE OFFERED BEGINNING MAY 18, 1998. ALL
   RATIOS AND TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
===========================================================================================================================
SEI DAILY INCOME TRUST--FOR THE PERIOD ENDED JULY 31, 1998 (UNAUDITED) AND THE YEARS ENDED JANUARY 31

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

         NET ASSET            NET REALIZED AND DISTRIBUTIONS   DISTRIBUTIONS                                      RATIO OF
           VALUE       NET       UNREALIZED      FROM NET          FROM          NET ASSET           NET ASSETS   EXPENSES
         BEGINNING INVESTMENT  GAINS (LOSSES)   INVESTMENT    REALIZED CAPITAL   VALUE END  TOTAL      END OF    TO AVERAGE
         OF PERIOD   INCOME    ON SECURITIES      INCOME           GAINS         OF PERIOD  RETURN  PERIOD (000) NET ASSETS
============================================================================================================================
------------------
TREASURY PORTFOLIO
------------------
CLASS A
   1998*   $1.00     $0.03         $ --           $(0.03)           $--            $1.00     5.36%*   $168,292      0.20%*
   1998     1.00      0.05           --            (0.05)            --             1.00     5.49      187,790      0.20
   1997     1.00      0.05           --            (0.05)            --             1.00     5.32       67,924      0.20
   1996     1.00      0.06           --            (0.06)            --             1.00     5.89       54,820      0.20
   1995     1.00      0.04           --            (0.04)            --             1.00     4.29       39,129      0.20
   1994     1.00      0.03           --            (0.03)            --             1.00     3.00       46,296      0.20
   1993(1)  1.00      0.01           --            (0.01)            --             1.00     2.91       44,624      0.20
CLASS B
   1998*   $1.00     $0.03         $ --           $(0.03)           $--            $1.00     5.06%*   $ 78,196      0.50%*
   1998(2)  1.00      0.03           --            (0.03)            --             1.00     5.18       68,089      0.50
CLASS C
   1998*   $1.00     $0.02         $ --           $(0.02)           $--            $1.00     4.86%*   $ 86,495      0.70%*
   1998     1.00      0.05           --            (0.05)            --             1.00     4.96       53,768      0.70
   1997     1.00      0.05           --            (0.05)            --             1.00     4.80       24,904      0.70
   1996(3)  1.00      0.03           --            (0.03)            --             1.00     2.68+      14,691      0.70
SWEEP CLASS
   1998*   $1.00     $0.02         $ --           $(0.02)           $--            $1.00     4.60%*   $ 69,308      0.95%*
   1998(4)  1.00      0.02           --            (0.02)            --             1.00     4.74       69,066      0.95
---------------------
TREASURY II PORTFOLIO
---------------------
CLASS A
   1998*   $1.00     $0.02         $ --           $(0.02)           $--            $1.00     5.00%*   $739,699      0.25%*
   1998     1.00      0.05           --            (0.05)            --             1.00     5.20      748,061      0.25
   1997     1.00      0.05           --            (0.05)            --             1.00     5.07      780,718      0.25
   1996     1.00      0.05           --            (0.05)            --             1.00     5.58      418,250      0.25
   1995     1.00      0.04           --            (0.04)            --             1.00     4.17      397,682      0.25
   1994     1.00      0.03           --            (0.03)            --             1.00     2.88      364,334      0.25
   1993     1.00      0.03           --            (0.03)            --             1.00     3.46      352,435      0.25
CLASS B
   1998*   $1.00     $0.02         $ --           $(0.02)           $--            $1.00     4.70%*   $ 89,827      0.55%*
   1998     1.00      0.05           --            (0.05)            --             1.00     4.88       69,572      0.55
   1997     1.00      0.05           --            (0.05)            --             1.00     4.76       54,148      0.55
   1996     1.00      0.05           --            (0.05)            --             1.00     5.27       26,447      0.55
   1995     1.00      0.04           --            (0.04)            --             1.00     3.86       44,680      0.55
   1994     1.00      0.03           --            (0.03)            --             1.00     2.57       22,448      0.55
   1993     1.00      0.03           --            (0.03)            --             1.00     3.15        6,038      0.55
CLASS C
   1998*   $1.00     $0.02         $ --           $(0.02)           $--            $1.00     4.50%*   $ 13,450      0.75%*
   1998     1.00      0.05           --            (0.05)            --             1.00     4.67       11,843      0.75
   1997     1.00      0.04           --            (0.04)            --             1.00     4.55        4,528      0.75
   1996(5)  1.00      0.04           --            (0.04)            --             1.00     3.64+       3,935      0.75



                                           RATIO OF
                                             NET
                RATIO OF     RATIO OF     INVESTMENT
                   NET       EXPENSES       INCOME
               INVESTMENT   TO AVERAGE    TO AVERAGE
                 INCOME     NET ASSETS    NET ASSETS
               TO AVERAGE   (EXCLUDING    (EXCLUDING
                NET ASSETS    WAIVERS)      WAIVERS)
===========================================================================
------------------
TREASURY PORTFOLIO
------------------
CLASS A
   1998*          5.36%*       0.57%*        4.99%*
   1998           5.36         0.59          4.97
   1997           5.19         0.60          4.79
   1996           5.72         0.36          5.56
   1995           4.17         0.34          4.03
   1994           2.96         0.33          2.82
   1993(1)        2.89         0.42          2.67
CLASS B
   1998*          5.06%*       0.62%*        4.94%*
   1998(2)        5.13         0.64          4.99
CLASS C
   1998*          4.86%*       0.82%*        4.74%*
   1998           4.86         0.84          4.72
   1997           4.70         0.90          4.50
   1996(3)        5.12         0.87          4.95
SWEEP CLASS
   1998*          4.61%*       1.07%*        4.49%*
   1998(4)        4.71         1.08          4.58
---------------------
TREASURY II PORTFOLIO
---------------------
CLASS A
   1998*          5.00%*       0.55%*        4.70%*
   1998           5.08         0.56          4.77
   1997           4.96         0.52          4.69
   1996           5.44         0.34          5.35
   1995           4.11         0.35          4.01
   1994           2.84         0.34          2.76
   1993           3.40         0.34          3.31
CLASS B
   1998*          4.69%*       0.60%*        4.64%*
   1998           4.78         0.61          4.72
   1997           4.65         0.63          4.57
   1996           5.18         0.64          5.09
   1995           3.71         0.65          3.61
   1994           2.54         0.64          2.46
   1993           3.42         0.64          3.33
CLASS C
   1998*          4.50%*       0.80%*        4.45%*
   1998           4.58         0.81          4.52
   1997           4.45         0.82          4.38
   1996(5)        4.85         0.84          4.76


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
24


==============================================================================================================================



FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

           NET ASSET            NET REALIZED AND DISTRIBUTIONS  DISTRIBUTIONS                                       RATIO OF
             VALUE       NET       UNREALIZED      FROM NET          FROM          NET ASSET            NET ASSETS   EXPENSES
           BEGINNING INVESTMENT  GAINS (LOSSES)   INVESTMENT    REALIZED CAPITAL   VALUE END  TOTAL       END OF    TO AVERAGE
           OF PERIOD   INCOME    ON SECURITIES      INCOME           GAINS         OF PERIOD  RETURN   PERIOD (000) NET ASSETS
==============================================================================================================================
-----------------------------------
SHORT-DURATION GOVERNMENT PORTFOLIO
-----------------------------------
CLASS A
   1998*    $10.06      $0.27        $(0.04)       $(0.27)         $   --           $10.02      2.35%    $ 88,038      0.45%*
   1998       9.95       0.59          0.11         (0.59)             --            10.06      7.23       81,014      0.45
   1997      10.09       0.57         (0.12)        (0.59)             --             9.95      4.62       73,545      0.45
   1996       9.73       0.61          0.36         (0.61)             --            10.09     10.27       73,431      0.45
   1995      10.06       0.40         (0.32)        (0.40)          (0.01)            9.73      0.93       99,458      0.45
   1994      10.13       0.40          0.04         (0.40)          (0.11)           10.06      4.41      128,063      0.45
   1993      10.09       0.52          0.14         (0.52)          (0.10)           10.13      6.66      100,153      0.45
CLASS B
   1998*    $10.04      $0.26        $(0.03)       $(0.26)         $   --           $10.01      2.30%    $     13      0.75%*
   1998       9.94       0.56          0.10         (0.56)             --            10.04      6.82           13      0.75
   1997      10.07       0.55         (0.12)        (0.56)             --             9.94      4.40           13      0.75
   1996       9.71       0.58          0.36         (0.58)             --            10.07      9.94           39      0.75
   1995      10.04       0.38         (0.32)        (0.38)          (0.01)            9.71      0.70          131      0.75
   1994      10.13       0.37          0.02         (0.37)          (0.11)           10.04      3.93           37      0.75
   1993      10.09       0.48          0.14         (0.48)          (0.10)           10.13      6.34          135      0.75
CLASS D**
   1997(6)  $10.09      $0.23        $(0.19)       $(0.23)         $   --           $ 9.90      0.35%+   $     --      0.85%
   1996(7)    9.83       0.54          0.26         (0.54)             --            10.09      8.31+          11      0.85
------------------------------------------
INTERMEDIATE-DURATION GOVERNMENT PORTFOLIO
------------------------------------------
CLASS A
   1998*    $10.07      $0.28        $(0.04)       $(0.28)         $   --           $10.03      2.46%    $116,085      0.50%*
   1998       9.78       0.58          0.29         (0.58)             --            10.07      9.15      117,107      0.50
   1997      10.06       0.55         (0.28)        (0.55)             --             9.78      2.81      133,675      0.49
   1996       9.33       0.60          0.73         (0.60)             --            10.06     14.60      164,978      0.45
   1995      10.13       0.50         (0.73)        (0.50)          (0.07)            9.33     (2.19)     243,671      0.45
   1994      10.23       0.54          0.11         (0.54)          (0.21)           10.13      6.44      336,814      0.45
   1993      10.06       0.62          0.28         (0.62)          (0.11)           10.23      9.51      259,488      0.45
CLASS B
   1996(8)  $ 9.33      $0.50        $ 0.65        $(0.50)         $   --           $ 9.98     12.26%+   $     --      0.75%
   1995(9)    9.64       0.31         (0.24)        (0.31)          (0.07)            9.33      0.61+          93      0.75
CLASS D**
   1997(10) $10.05      $0.20        $(0.40)       $(0.20)         $   --           $ 9.65     (1.93)%+  $     --      0.87%
   1996       9.32       0.56          0.73         (0.56)             --            10.05     14.15           60      0.85
   1995      10.13       0.47         (0.74)        (0.47)          (0.07)            9.32     (2.61)          99      0.84
   1994(11)  10.44       0.17         (0.10)        (0.17)          (0.21)           10.13      1.52          107      0.75


                                           RATIO OF
                                             NET
                RATIO OF     RATIO OF     INVESTMENT
                   NET       EXPENSES       INCOME
               INVESTMENT   TO AVERAGE    TO AVERAGE
                 INCOME     NET ASSETS    NET ASSETS   PORTFOLIO
               TO AVERAGE   (EXCLUDING    (EXCLUDING   TURNOVER
                NET ASSETS    WAIVERS)      WAIVERS)     RATE
===========================================================================
-----------------------------------
SHORT-DURATION GOVERNMENT PORTFOLIO
-----------------------------------
CLASS A
   1998*          5.51%*       0.77%*        5.19%*      50%
   1998           5.91         0.76          5.60       166
   1997           5.72         0.70          5.47       145
   1996           6.13         0.53          6.05       184
   1995           4.12         0.52          4.05        45
   1994           3.98         0.52          3.91       105
   1993           5.04         0.55          4.94        80
CLASS B
   1998*          5.22%*       0.82%*        5.15%*      50%
   1998           5.61         0.81          5.55       166
   1997           5.49         0.82          5.42       145
   1996           5.85         0.83          5.77       184
   1995           3.92         0.82          3.85        45
   1994           3.67         0.82          3.60       105
   1993           4.74         0.85          4.64        80
CLASS D**
   1997(6)        5.54%        0.94%         5.45%       87%
   1996(7)        5.86         0.93          5.78       184
------------------------------------------
INTERMEDIATE-DURATION GOVERNMENT PORTFOLIO
------------------------------------------
CLASS A
   1998*          5.72%*       0.78%*        5.44%*       9%
   1998           5.85         0.76          5.59        57
   1997           5.59         0.69          5.39        94
   1996           6.12         0.53          6.04       115
   1995           5.20         0.52          5.13        61
   1994           5.24         0.53          5.16        56
   1993           6.16         0.53          6.08        52
CLASS B
   1996(8)        5.82%        0.83%         5.74%      115%
   1995(9)        5.07         0.83          4.99        61
CLASS D**
   1997(10)       5.19%        0.93%         5.13%       45%
   1996           5.73         0.93          5.65       115
   1995           4.80         0.92          4.72        61
   1994(11)       4.94         0.83          4.86        56


 + RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
 * ALL RATIOS FOR THE SEMI-ANNUAL PERIOD ENDED JULY 31, 1998 (UNAUDITED) HAVE BEEN ANNUALIZED.
** TOTAL RETURN DOES NOT REFLECT THE SALES CHARGE ON THE CLASS D
   (FORMERLY PRO VANTAGE) SHARES.
 1 TREASURY CLASS A SHARES WERE OFFERED BEGINNING SEPTEMBER 30, 1992. ALL RATIOS
   AND TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.
 2 TREASURY CLASS B SHARES WERE OFFERED BEGINNING AUGUST 4, 1997. ALL RATIOS AND
   TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.
 3 TREASURY CLASS C SHARES WERE OFFERED BEGINNING JULY 27, 1995. ALL RATIOS FOR
   THAT PERIOD HAVE BEEN ANNUALIZED.
 4 TREASURY SWEEP CLASS SHARES WERE OFFERED
   BEGINNING AUGUST 1, 1997. ALL RATIOS AND TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.
 5 TREASURY II CLASS C SHARES WERE OFFERED BEGINNING MAY 8, 1995. ALL RATIOS FOR
   THAT PERIOD HAVE BEEN ANNUALIZED.
 6 SHORT-DURATION GOVERNMENT CLASS D SHARES
   WERE FULLY LIQUIDATED JUNE 28, 1996. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
 7 SHORT-DURATION GOVERNMENT CLASS D SHARES WERE OFFERED BEGINNING FEBRUARY 28,
   1995. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
 8 INTERMEDIATE-DURATION GOVERNMENT CLASS B SHARES WERE FULLY LIQUIDATED
   DECEMBER 22, 1995. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
 9 INTERMEDIATE-DURATION GOVERNMENT CLASS B SHARES WERE OFFERED BEGINNING
   JUNE 8, 1994. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
10 INTERMEDIATE-DURATION GOVERNMENT CLASS D SHARES WERE FULLY LIQUIDATED
   JUNE 28, 1996. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
11 INTERMEDIATE-DURATION GOVERNMENT CLASS D SHARES WERE OFFERED BEGINNING
   SEPTEMBER 26, 1993. ALL RATIOS AND TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS
===========================================================================================================================

SEI DAILY INCOME TRUST--FOR THE PERIOD ENDED JULY 31, 1998 (UNAUDITED) AND THE
YEARS ENDED JANUARY 31




           NET ASSET            NET REALIZED AND DISTRIBUTIONS  DISTRIBUTIONS                                       RATIO OF
             VALUE       NET       UNREALIZED      FROM NET          FROM          NET ASSET            NET ASSETS   EXPENSES
           BEGINNING INVESTMENT  GAINS (LOSSES)   INVESTMENT    REALIZED CAPITAL   VALUE END  TOTAL       END OF    TO AVERAGE
           OF PERIOD   INCOME    ON SECURITIES      INCOME           GAINS         OF PERIOD  RETURN   PERIOD (000) NET ASSETS
==============================================================================================================================
--------------
GNMA PORTFOLIO
--------------
CLASS A
   1998*    $ 9.87      $0.31        $(0.02)       $(0.31)          $  --           $ 9.85     3.01%    $  82,366      0.60%*
   1998       9.63       0.64          0.24         (0.64)             --             9.87     9.52        77,792      0.60
   1997       9.84       0.65         (0.21)        (0.65)             --             9.63     4.70       101,887      0.57
   1996       9.17       0.67          0.67         (0.67)             --             9.84    15.06       136,394      0.49
   1995      10.07       0.64         (0.90)        (0.64)             --             9.17    (2.46)      182,225      0.47
   1994      10.22       0.66         (0.06)        (0.66)          (0.09)           10.07     6.09       262,162      0.45
   1993       9.99       0.75          0.27         (0.75)          (0.04)           10.22    10.92       193,204      0.45
CLASS B
   1997(1)  $ 9.84      $0.28        $(0.46)       $(0.28)          $  --           $ 9.38    (1.88)%+  $      --      0.78%
   1996       9.17       0.64          0.67         (0.64)             --             9.84    14.72            15      0.79
   1995(2)    9.16       0.35          0.01         (0.35)             --             9.17     4.00+           14      0.79
CLASS D**
   1997(3)  $ 9.83      $0.25        $(0.38)       $(0.25)          $  --           $ 9.45    (1.32)%+  $      --      0.89%
   1996       9.16       0.63          0.67         (0.63)             --             9.83    14.61           158      0.89
   1995      10.09       0.61         (0.93)        (0.61)             --             9.16    (3.04)          169      0.86
   1994(4)   10.22       0.19         (0.04)        (0.19)          (0.09)           10.09     4.24           133      0.75
--------------------------------
CORPORATE DAILY INCOME PORTFOLIO
--------------------------------
CLASS A
   1998*    $ 2.00      $0.05        $   --        $(0.05)          $  --           $ 2.00     2.27%    $  76,970      0.35%*
   1998       1.99       0.11          0.01         (0.11)             --             2.00     6.29        69,571      0.35
   1997       2.00       0.11         (0.01)        (0.11)             --             1.99     5.21        55,783      0.36
   1996       1.96       0.12          0.05         (0.12)          (0.01)            2.00     8.65        48,539      0.35
   1995       2.00       0.09         (0.04)        (0.09)             --             1.96     2.59        50,495      0.35
   1994(5)    2.00       0.02            --         (0.02)             --             2.00     3.45        43,655      0.35


                                          RATIO OF
                                             NET
                RATIO OF     RATIO OF     INVESTMENT
                   NET       EXPENSES       INCOME
               INVESTMENT   TO AVERAGE    TO AVERAGE
                 INCOME     NET ASSETS    NET ASSETS   PORTFOLIO
               TO AVERAGE   (EXCLUDING    (EXCLUDING   TURNOVER
                NET ASSETS    WAIVERS)      WAIVERS)     RATE
===========================================================================
--------------
GNMA PORTFOLIO
--------------
CLASS A
   1998*          6.41%*       0.74%*        6.27%*      12%*
   1998           6.65         0.75          6.50         4
   1997           6.76         0.68          6.65        12
   1996           7.04         0.51          7.02        20
   1995           6.89         0.50          6.86        85
   1994           6.38         0.50          6.32        70
   1993           7.49         0.52          7.42        23
CLASS B
   1997(1)        6.54%        0.80%         6.52%        7%
   1996           6.71         0.81          6.69        20
   1995(2)        6.80         0.82          6.77        85
CLASS D**
   1997(3)        6.46%        0.91%         6.44%        6%
   1996           6.62         0.91          6.60        20
   1995           6.54         0.89          6.51        85
   1994(4)        6.06         0.80          6.01        70
--------------------------------
CORPORATE DAILY INCOME PORTFOLIO
--------------------------------
CLASS A
   1998*          5.55%*       0.77%*        5.13%*      27%*
   1998           5.61         0.76          5.20       108
   1997           5.49         0.73          5.12       141
   1996           5.97         0.55          5.77       295
   1995           4.60         0.55          4.40       147
   1994(5)        3.45         0.63          3.18        34



 + RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
 * ALL RATIOS FOR THE SEMI-ANNUAL PERIOD ENDED JULY 31, 1998 (UNAUDITED) HAVE BEEN ANNUALIZED.
** TOTAL RETURN DOES NOT REFLECT THE SALES CHARGE ON THE CLASS D
   (FORMERLY PRO VANTAGE) SHARES.
 1 GNMA CLASS B SHARES WERE FULLY LIQUIDATED JULY 10, 1996. ALL RATIOS FOR THAT
   PERIOD HAVE BEEN ANNUALIZED.
 2 GNMA CLASS B SHARES WERE OFFERED BEGINNING JULY 12, 1994. ALL RATIOS AND
   TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.
 3 GNMA CLASS D SHARES FULLY LIQUIDATED JUNE 28, 1996. ALL RATIOS FOR THAT
   PERIOD HAVE BEEN ANNUALIZED.
 4 GNMA CLASS D SHARES WERE OFFERED BEGINNING SEPTEMBER 30, 1993. ALL RATIOS
   AND TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.
 5 CORPORATE DAILY INCOME CLASS A SHARES WERE OFFERED BEGINNING
   SEPTEMBER 28, 1993. ALL RATIOS AND TOTAL RETURN FOR THAT PERIOD HAVE
   BEEN ANNUALIZED.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
26

NOTES TO FINANCIAL STATEMENTS
================================================================================
SEI DAILY INCOME TRUST -- JULY 31, 1998 (UNAUDITED)



1.    ORGANIZATION
SEI Daily Income Trust (the "Trust") was organized as a Massachusetts business trust under a Declara-tion of Trust dated March 15, 1982.
     The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company with ten operational
Portfolios: the Money Market Portfolio, the Government Portfolio, the Government II Portfolio, the Prime Obligation Portfolio, the Treasury Portfolio, the Treasury II Portfolio (collectively the "Money Market Portfolios"), the Short-Duration Government Portfolio (formerly the Short-Term Government Portfolio), the Intermediate-Duration Government Portfolio (formerly the Intermediate-Term Government Portfolio), the GNMA Portfolio, and the Corporate Daily Income Portfolio (collectively the "Fixed Income Portfolios"). The Portfolios' prospectus provides a description of each Portfolio's investment objectives, policies and strategies. The assets of each portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held.

2.    SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Portfolios.
     SECURITY VALUATION--Investment securities of the Money Market Portfolios are stated at amortized cost which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.
     Investment securities of the Fixed Income Portfolios which are listed on a securities exchange for which market quotations are available are valued by an independent pricing service at the last quoted sales price for such securities on each business day. If there is no such reported sale, those securities for which market quotations are readily available are valued at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recently quoted price with estimates of such values determined under certain market conditions using procedures determined in good faith by the Board of Trustees. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost.
     FEDERAL INCOME TAXES--It is each Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income and net capital gains. Accordingly, no provision for Federal income taxes is required.
     RECLASSIFICATION OF COMPONENTS OF NET ASSETS--The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences, have been reclassified to/from the following accounts:

                                                       UNDISTRIBUTED
                                       ACCUMULATED     NET INVESTMENT
                    PAID-IN-CAPITAL   REALIZED GAIN       INCOME
   PORTFOLIOS            (000)            (000)            (000)
   ----------       ---------------   -------------    -------------
Government II             $--             $(21)            $ 21
Prime Obligation           --              (23)              23
Treasury II                --               10              (10)
Short Duration
   Government             (20)              --               20
Intermediate Duration
   Government             (71)             (14)              85
GNMA                      (47)              --               47
Corporate Daily Income     --                3               (3)


     NET ASSET VALUE PER SHARE--The net asset value per share is calculated on each business day separately for each class of each Portfolio. In general, it is computed by dividing the assets of each Portfolio, less its liabilities, by the number of outstanding shares of the Portfolio.
     SECURITY TRANSACTIONS AND INVESTMENT INCOME--Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period. Interest income is recorded on the accrual basis.

NOTES TO FINANCIAL STATEMENTS
================================================================================
SEI DAILY INCOME TRUST -- JULY 31, 1998 (UNAUDITED)


     Purchase discounts and premiums on securities held in the "Fixed Income Portfolios" are accreted and amortized over the life of each security and recorded as interest income, using the effective interest method.
     REPURCHASE AGREEMENTS--Securities pledged as collateral for repurchase agreements are held by each Portfolio's custodian bank until maturity of the repurchase agreements. Provisions of the agreements and procedures adopted by the Adviser ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. The Portfolios also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Portfolio may be delayed or limited.
     EXPENSES--Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses of the Trust are prorated to the Portfolios on the basis of relative net assets. Class specific expenses, such as the distribution fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of a Portfolio are allocated to the respective class on the basis of the relative net asset value each day.
     DISTRIBUTIONS TO SHAREHOLDERS--Distributions from net investment income are declared on a daily basis and are payable on the first business day of the following month. Any net realized capital gains on sales of securities for a Portfolio are distributed to its shareholders at least annually.
     USE OF ESTIMATES--The financial statements have been prepared in accordance with generally accepted accounting principles which require the use of estimates. Actual results could differ from those estimates.

3.    TRANSACTIONS WITH AFFILIATES
SEI Investments Mutual Fund Services (the "Manager") provides management, administrative and shareholder services to the Portfolios for an annual fee of
 .33% of the average daily net assets of the Money Market Portfolio, .19% each of the average daily net assets of the Government II and Prime Obligation Portfolios, .24% each of the average daily net assets of the Government, Treasury and Treasury II Portfolios, .35% each of the average daily net assets of the Short-Duration Government, Intermediate-Duration Government and Corporate Daily Income Portfolios, and .32% of the GNMA Portfolio. However, the Manager has agreed to waive its annual fee in an amount which limits total annual expenses (including the annual management fee) of the following Portfolios to the following amounts set forth in the Management Agreement (expressed as a percentage of each Portfolio's daily net assets):

              MONEY                       PRIME
             MARKET  GOV'T   GOV'T II   OBLIGATION   TREASURY   TREASURY II
             ------  -----   --------   ----------   --------   -----------
Class A       .20%   .20%      .20%        .20%        .20%        .25%
Class B       .50%   .50%      .50%        .50%        .50%        .55%
Class C       .70%   .70%      .70%        .70%        .70%        .75%
CNI Class      --    .85%       --          --          --          --
Sweep Class   .95%   .95%      .95%        .95%        .95%        1.00%

           SHORT-      INTERMEDIATE              CORPORATE
          DURATION       DURATION                  DAILY
            GOV'T         GOV'T          GNMA      INCOME
          --------     ------------     ------    --------
Class A     .45%          .50%           .60%       .35%
Class B     .75%            --            --         --

In the event that the total annual expenses of a Portfolio, after reflecting a waiver of all fees by the Manager and Adviser, exceed the specified limitation, the Manager has agreed to bear such excess. In addition to contractual specified expense limits, the Manager may voluntarily waive a portion of its fee for both the Money Market and Fixed Income Portfolios in order to limit the operating expenses of the Portfolios.
    SEI Investments Distribution Co. ("the Distributor"), a wholly-owned subsidiary of SEI Investments and a registered broker-dealer, acts as the distributor of the shares of the Trust under the Distribution Agreements. The Trust has adopted

================================================================================



plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation thereof. The Class A, Class B, Class C, CNI Class and Sweep Classes each have shareholder servicing plans (the "Shareholder Servicing Plans") which provide for servicing fees payable to the Distributor of .25% of the average daily net assets attributable to that particular class. For the Class A shares of the Money Market Portfolios, Short-Duration Government Portfolio and Corporate Daily Income Portfolio, no such fees were levied since the inception of the plan. In addition to the Shareholder Servicing Plans, the Class B and Class C shares have adopted administrative services plans that provide for administrative service fees payable to the Distributor of up to .05% and .25%, respectively, of the average daily net assets attributable to that class.
      The Treasury Portfolio Sweep Class and the Government Portfolio CNI Class shares have adopted distribution plans ("the Plans") pursuant to Rule 12b-1 under the 1940 Act, in addition to the shareholder servicing plan. The Plans provide for payments to the Distributor at an annual rate of .50% of a Portfolio's average daily net assets attributable to CNI Class and Sweep Class shares. These payments are characterized as "compensation," and are not directly tied to expenses incurred by the Distributor; the payments the Distributor receives during any year may therefore be higher or lower than its actual expenses. These payments may be used to compensate CNI Class and Sweep Class shareholders that provide distribution related services to their customers.
     Certain officers and/or Trustees of the Trust are also officers and/or Directors of the Manager. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. Compensation of officers and affiliated Trustees is paid by the Manager.

4.    INVESTMENT ADVISORY AND CUSTODIAN
AGREEMENT
Under an Investment Advisory Agreement dated September 30, 1983, Wellington Management Company serves as the Investment Adviser of the Trust on behalf of the Money Market Portfolios. For its services, the Investment Adviser receives a monthly fee equal to .075% of the combined average daily net assets up to $500 million and .02% of such assets in excess of $500 million of the Money Market Portfolios. Such fees are allocated daily on the basis of the relative net assets of each money market portfolio in the Trust. The Adviser has agreed to waive 50% of the fee otherwise due for the Government, Government II, Prime Obligation, Treasury and Treasury II Portfolios. In addition, the Adviser has voluntarily agreed to waive its remaining fee in an amount proportionate to the Manager's waiver of its fee.
     Under an Investment Advisory Agreement dated December 15, 1986, Wellington Management Company serves as the Investment Adviser of the Trust on behalf of the Short-Duration Government, Intermediate-Duration Government and GNMA Portfolios. Monthly fees are equal to .10% of the Portfolios' combined average daily net assets up to $500 million, .075% of the next $500 million of such assets and .05% of such net assets in excess of $1 billion. The Adviser has voluntarily agreed to waive its remaining fee in an amount proportionate to the Manager's waiver of its fee. Pursuant to an Investment Advisory Agreement dated August 4, 1993, Wellington Management Company serves as Investment Adviser for the Corporate Daily Income Portfolio. Monthly fees are equal to .10% of the Portfolios' average daily net assets up to $500 million, .075% of the next $500 million and .05% of such net assets in excess of $1 billion. The Adviser has voluntarily agreed to waive its remaining fee in an amount proportionate to the Manager's waiver of its fee.
     Bank of New York serves as custodian of the Money Market and Treasury Portfolios under an agreement dated August 1, 1995. First Union serves as custodian of the Government, Government II, Prime Obligation, Treasury II and the Fixed Income Portfolios under an agreement dated August 30, 1985. The custodians play no role in determining the investment policies of the Portfolios or which securities are to be purchased or sold in the Portfolios.

================================================================================
SEI DAILY INCOME TRUST -- JULY 31, 1998 (UNAUDITED)



5.    INVESTMENT TRANSACTIONS
The cost of security purchases and the proceeds from the sale of securities, other than temporary investments in short-term securities for the period ended July 31, 1998, were as follows for the "Fixed Income Portfolios":
                                    INTER-
                          SHORT-   MEDIATE-
                         DURATION  DURATION             CORPORATE
                          GOVERN-   GOVERN-               DAILY
                           MENT      MENT      GNMA      INCOME
                           (000)     (000)     (000)     (000)
                         --------  --------   -------   --------
PURCHASES
  U.S. Government        $55,153   $12,231    $14,246   $   176
  Other                       --        --         --    12,835
SALES
  U.S. Government        $36,542   $ 9,578    $ 9,117   $ 9,684
  Other                       --        --         --     7,693
     At July 31, 1998, the total cost of securities and the net realized gains or losses on securities sold for federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized gain on securities, the aggregate gross unrealized loss on securities and the net unrealized gain/(loss) at July 31, 1998 for each Fixed Income Portfolio is as follows:

                       SHORT-    INTERMEDIATE-           CORPORATE
                      DURATION     DURATION                DAILY
                     GOVERNMENT   GOVERNMENT    GNMA      INCOME
                       (000)        (000)       (000)      (000)
                     ----------  -----------   -------    -------
Aggregate gross
  unrealized gain      $ 336        $1,970     $1,748      $157
Aggregate gross
  unrealized loss        (57)         (110)      (250)      (48)
                      ------      --------     ------     -----
Net unrealized gain    $ 279        $1,860     $1,498      $109
                      ======      ========     ======     =====






6.    CAPITAL LOSS CARRYFORWARDS
At January 31, 1998, the following portfolios have capital loss carryforwards:

                                               EXPIRATION
                                      AMOUNT      DATE
                                     -------   ----------
Money Market                          $  355    1/31/03
                                         401    1/31/05
                                      35,590    1/31/06
Government                           120,329    1/31/05
                                      34,595    1/31/06
Government II                         32,234    1/31/01
                                      58,412    1/31/02
                                      84,628    1/31/03
                                      74,842    1/31/05
                                      38,015    1/31/06
Prime Obligation                      45,241    1/31/03
                                      57,624    1/31/05
                                      81,872    1/31/06
Treasury                               1,178    1/31/05
                                       9,145    1/31/06
Treasury II                          141,311    1/31/05
                                     192,331    1/31/06
Short-Duration Government          1,083,210    1/31/04
Intermediate-Duration Government   2,100,933    1/31/03
                                   3,199,945    1/31/04
                                     698,427    1/31/06
GNMA                               5,227,577    1/31/03
                                   6,472,568    1/31/04
                                     414,209    1/31/05
                                     237,677    1/31/06



     During the fiscal year ended January 31, 1998, the Short-Duration Government Portfolio utilized capital loss carryforwards of $372,065.
     Subsequent to October 31, 1997, the Portfolios recognized net capital losses for tax purposes that have been deferred and can be used to offset future capital gains at January 31, 1999.

                              POST OCTOBER 31, 1997 LOSSES
                              ----------------------------
Money Market                             $ 1,454
Government II                              4,934
Prime Obligation                          44,236
Treasury II                              187,605
Corporate Daily Income                     2,839

7.    LINE OF CREDIT
The Portfolios have a bank line of credit. Borrowings under the line of credit are secured by investment securities of the Portfolios equal to 110% of such borrowings and may not exceed 10% of the Portfolio's total assets. No borrowings were outstanding at July 31, 1998.

                                      NOTES

                                      NOTES

======================
SEI DAILY INCOME TRUST
======================
SEMI-ANNUAL REPORT
======================
JULY 31, 1998


Robert A. Nesher
CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
Frank E. Morris
James M. Storey
George J. Sullivan, Jr.

OFFICERS
Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER
Mark Nagle
CONTROLLER, CHIEF FINANCIAL OFFICER
Todd Cipperman
VICE PRESIDENT, ASSISTANT SECRETARY
Kathy Heilig
VICE PRESIDENT, ASSISTANT SECRETARY
Joseph M. O'Donnell
VICE PRESIDENT, ASSISTANT SECRETARY
Sandra K. Orlow
VICE PRESIDENT, ASSISTANT SECRETARY
Cynthia M. Parrish
VICE PRESIDENT, ASSISTANT SECRETARY
Kevin P. Robins
VICE PRESIDENT, ASSISTANT SECRETARY
Kathryn L. Stanton
VICE PRESIDENT, ASSISTANT SECRETARY
Richard W. Grant
SECRETARY
John H. Grady, Jr.
ASSISTANT SECRETARY

INVESTMENT ADVISER
Wellington Management Company, LLP

MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Investments Mutual Funds Services

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP



THIS SEMI-ANNUAL REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE TRUST AND MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. SHARES OF THE SEI DAILY INCOME TRUST'S PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. SEI INVESTMENTS DISTRIBUTION CO., THE DISTRIBUTOR OF THE SEI DAILY INCOME TRUST, IS NOT AFFILIATED WITH ANY BANK.

FOR MORE INFORMATION CALL
1[bullet]800[bullet]DIAL[bullet]SEI/1[bullet]800[bullet]342[bullet]5734

SEI
INVESTMENTS
DISTRIBUTION
CO.
Oaks, PA 19456-1100
800-DIAL-SEI/800-342-5734

SEI-F-037-08